As filed with the Securities and Exchange Commission on November 8, 1999


                                                       Registration No. 33-33419
                                                                        811-6130
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                              --------------------

                                  F O R M   N-4

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


        Post-Effective Amendment No. 14                                    X
                                                                           -


                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


        Amendment No. 16                                                   X
                                                                           -


                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C
                           (Exact Name of Registrant)

                     FIRST INVESTORS LIFE INSURANCE COMPANY
                              (Name of Depositor)

              95 Wall Street, 22nd Floor, New York, New York 10005 (Address of Depositor's Principal Executive Offices)

                                 (212) 858-8200
              (Depositor's Telephone Number, including Area Code)

                         Richard H. Gaebler, President
                     FIRST INVESTORS LIFE INSURANCE COMPANY
                           95 Wall Street, 22nd Floor
                            New York, New York 10005
                    (Name and Address of Agent For Service)

                        Copies of all communications to:
                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                        1800 Massachusetts Avenue, N.W.
                          Washington, D.C. 20036

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective on (check the appropriate box):

/ /     immediately upon filing pursuant to paragraph (b) of Rule 485


/X/     on November 8, 1999 pursuant to paragraph (b) of Rule 485


/_/     60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /     on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Units of interest in First Investors Life Variable Annuity Fund C under deferred variable annuity contracts.

                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C

                             CROSS-REFERENCE SHEET

N-4 Item No.                                            Location
------------                                            --------

PART A:  PROSPECTUS


1   Cover Page.................................. Cover Page
2.  Definitions................................. Glossary of Special Terms
3.  Synopsis.................................... Fee Tables
4.  Condensed Financial Information............. Condensed Financial Information
5.  General Description of Registrant,
    Depositor,and Portfolio Companies........... Overview,  How  the   Contracts
                                                 Work, Who We Are; The Contracts
                                                 in Detail,  Allocation  of  Net
                                                 Purchase      Payments       to
                                                 Subaccount(s)
6.  Deductions and Expenses..................... Fee Tables, The Contracts in
                                                 Detail, Sales Charge, Mortality
                                                 and Expense Risk Charges, Other
                                                 Charges
7.  General Description of Variable Annuity
    Contracts................................... Overview;  The   Contracts   in
                                                 Detail,  Tax Information, Other
                                                 Information
8.  Annuity Period.............................. Overview;    The  Contracts  in
                                                 Detail, The Annuity Period
9.  Death Benefit..............................  Overview;    The  Contracts  in
                                                 Detail, The Accumulation
                                                 Period, The Annuity Period
10. Purchases and Contract Value................ The Contracts in Detail
11. Redemptions................................. The Contracts in Detail
12. Taxes....................................... Tax Information
13. Legal Proceedings........................... Not Applicable
14. Table of Contents of the Statement of
    Additional Information...................... Table  of  Contents  of
                                                 the Statement of Additional
                                                 Information

PART B:  STATEMENT OF ADDITIONAL INFORMATION

15.  Cover Page................................. Cover Page
16.  Table of Contents.......................... Table Of Contents
17.  General Information and History............ General Description; Other
                                                 Information
18.  Services................................... Services
19.  Purchase of Securities Being Offered....... Purchase of Securities
20.  Underwriters............................... Services
21.  Calculation of Performance Data............ Performance Information
22.  Annuity Payments........................... Annuity Payments
23.  Financial Statements....................... Relevance of Financial
                                                 Statements;   Financial
                                                 Statements


PART C:  OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item so numbered, in Part C hereof.

INDIVIDUAL VARIABLE ANNUITY CONTRACTS
OFFERED BY
FIRST INVESTORS LIFE INSURANCE COMPANY
("FIRST INVESTORS LIFE")

THROUGH

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C (SEPARATE ACCOUNT C)
FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D (SEPARATE ACCOUNT D)
95 Wall Street, New York, New York  10005/(212) 858-8200

     This Prospectus describes deferred Variable Annuity Contracts (the "Contracts") that First Investors Life Insurance Company is offering you the opportunity to accumulate capital, on a tax-deferred basis, for retirement or other long-term purposes and thereafter to annuitize your accumulated cash value if you so elect. If you elect to annuitize, the Contracts offer several options under which you can receive annuity payments for life.


     The Contracts invest in the same underlying investment portfolios. Whether you invest in a Separate Account C or Separate Account D Contract, you allocate your purchase payments (less certain charges) to one of the eleven "Subaccounts." Each of these Subaccounts invests in a corresponding "Fund" of First Investors Life Series Fund. The amount you accumulate depends upon the performance of the Subaccounts in which you invest. You bear all of the investment risk, which means that you could lose money.


     The Contracts differ in that they have (a) different sales charge structures (b) different death benefits and (c) different expenses. The Contracts also have different minimum investments. The Separate Account C
Contract may be purchased with as little as $2,000. The Separate Account D Contracts require a minimum investment of $25,000.

     THE INTERNAL REVENUE SERVICE MAY ASSESS A PENALTY ON EARLY WITHDRAWAL. THE CONTRACTS PROVIDE YOU WITH A 10-DAY REVOCATION RIGHT.

     Please read this Prospectus and keep it for future reference. It contains important information that you should know before buying a Contract. We filed a Statement of Additional Information ("SAI"), dated April 30, 1999, with the Securities and Exchange Commission. We incorporate the SAI by reference into this Prospectus. See page 26 of this Prospectus for the SAI Table of Contents. You can get a free SAI by contacting us at the address or telephone number shown above.

     The  Securities  and Exchange  Commission  has not approved or  disapproved
these   securities   or  passed  on  the  adequacy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

   This Prospectus is valid only if attached to the current prospectus for First Investors Life Series Fund ("Life Series Fund").

                 The date of this Prospectus is April 30, 1999.

                            GLOSSARY OF SPECIAL TERMS

     ACCUMULATED VALUE - The value of all the Accumulation Units credited to the Contract.

     ACCUMULATION PERIOD - The period between the date of issue of a Contract and the Annuity Commencement Date.

     ACCUMULATION UNIT - A unit that measures the value of a Contractowner's interest in a Subaccount of Separate Account C or Separate Account D before the Annuity Commencement Date.

     ADDITIONAL PAYMENT - A purchase payment made to First Investors Life after issuance of a Contract.

     ANNUITANT - The person who is designated to receive annuity payments or who is actually receiving annuity payments.

     ANNUITY COMMENCEMENT DATE - The date on which we begin making annuity payments.

     ANNUITY UNIT - A unit that determines the amount of each annuity payment after the first annuity payment.

     BENEFICIARY - The person who is designated to receive any benefits under a Contract upon the death of the Annuitant or the Contractowners.

     CONTRACT - An individual variable annuity contract offered by this Prospectus.

     CONTRACTOWNER - The person or entity with legal rights of ownership of the Contract.

     FIXED ANNUITY - An annuity with annuity payments that remain fixed as to dollar amount throughout the payment period.

     GENERAL ACCOUNT - All assets of First Investors Life other than those allocated to Separate Account C, Separate Account D and other segregated investment accounts of First Investors Life.

     JOINT ANNUITANT - The designated second person under a joint and survivor life annuity.

     PURCHASE PAYMENT - A payment made to First Investors Life to purchase a Contract.

     SEPARATE ACCOUNT C - The segregated investment account entitled "First Investors Life Variable Annuity Fund C," established by First Investors Life pursuant to applicable law and registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

     SEPARATE ACCOUNT D - The segregated investment account entitled "First Investors Life Variable Annuity Fund D," established by First Investors Life pursuant to applicable law and registered as a unit investment trust under the 1940 Act.

     SUBACCOUNT - A segregated investment subaccount under Separate Account C or Separate Account D that corresponds to a fund of the Life Series Fund. The assets of a Subaccount are invested in shares of the corresponding fund of the Life Series Fund.

     VALUATION DATE - Any date on which the New York Stock Exchange ("NYSE") is open for regular trading. Each Valuation Date ends as of the close of regular trading on the NYSE (normally 4:00 P.M., Eastern Time). The NYSE currently observes the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     VALUATION PERIOD - The period beginning at the end of any Valuation Date and extending to the end of the next Valuation Date.

     VARIABLE ANNUITY - An annuity with annuity payments that vary in dollar amount, in accordance with the net investment experience of the Subaccounts, throughout the payment period.

     WE (AND OUR) - First Investors Life Insurance Company.

     YOU (AND YOUR) - The prospective contractowner.

                                   FEE TABLES

     The two tables below are provided to help you understand the various charges and expenses you will directly or indirectly bear in purchasing a contract. The tables show how the charges and expenses for the Contract funded through Separate Account C ("Separate Account C Contracts") differ from those of the Contract funded through Separate Account D ("Separate Account D Contracts"). The following table reflects the charges and expenses of the relevant Separate Account. The table on the next page reflects the fees and expenses of the series (each a "Fund" and collectively "Funds") of the Life Series Fund in which the Separate Accounts invest. The Fee Tables reflect expenses expected to be incurred in 1999.

SEPARATE ACCOUNT EXPENSES

SEPARATE  ACCOUNT  C  (FRONT-LOADED          SEPARATE   ACCOUNT  D  (BACK-LOADED
CONTRACT)                                    CONTRACT)
CONTRACTOWNER TRANSACTION EXPENSES           CONTRACTOWNER TRANSACTION EXPENSES
Maximum   Sales  Load  Imposed  on           Maximum   Sales  Load  Imposed  on
Purchases   (as  a  percentage  of           Purchases   (as  a  percentage  of
purchase payment)............7.00%           purchase payments).............None
Maximum  Contingent  Deferred Sales          Maximum  Contingent  Deferred Sales
Charge.........................None          Charge.......................7.00%*
Annual Contract Maintenance  Charge          Annual    Contract      Maintenance
 ...............................None          Charge.....................$30.00**


SEPARATE  ACCOUNT C ANNUAL EXPENSES          SEPARATE  ACCOUNT D ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE ACCOUNT          (AS A PERCENTAGE OF AVERAGE ACCOUNT
VALUE)                                       VALUE)
Mortality  and Expense Risk                  Mortality  and Expense Risk
Charges.......................1.00%          Charges.......................1.25%
Other Charges................0.00%+          Administrative Charge.........  15%
Total   Separate   Account   Annual                                        =====
Expenses......................1.00%          Total    Separate    Account Annual
                                             Expenses......................1.40%


* The maximum contingent deferred sales charge ("CDSC") is a percentage of the value of the Accumulation Units surrendered (not to exceed the aggregate amount of the purchase payments made for the Units). The charge decreases 1% each year so that there is no charge after seven years. Each year you may withdraw ("surrender") up to 10% of total purchase payments without a CDSC. For purposes of computing the CDSC, Units are considered to be redeemed in the order in which they were purchased (i.e., first-in, first-out).

** We deduct the Contract Maintenance Charge of $30 from the Accumulated Value, except that this charge will not exceed 2% of that value. For more information, see "Contract Maintenance Charge."

+ We may deduct an administrative charge if the Accumulated Value of a Contract is less than $1,500 (see "Administrative Charge").

     For more complete descriptions of the various charges and expenses shown, please refer to "THE CONTRACTS IN DETAIL -- Sales Charge, Mortality and Expense Risk Charges, and Other Charges." In addition, Premium taxes may apply (see "Other Charges").

FUND ANNUAL EXPENSES
(AS A PERCENTAGE OF FUND AVERAGE NET ASSETS)

These expenses are the same whether you invest in a Separate Account C or Separate Account D Contract.


                                                                                               FEE WAIVERS
                                                                                TOTAL FUND        AND/OR
                                             MANAGEMENT         OTHER           OPERATING         EXPENSE          NET
                                               FEES(1)        EXPENSES(2)       EXPENSES(3)    ASSUMPTIONS     EXPENSES(3)
                                               -------        ----------        -----------      (1),(2)       -----------
                                                                                                 -------

Blue Chip Fund                                 0.75%           0.07%             0.82%            N/A            N/A
Cash Management Fund                           0.75            0.24              0.99             0.29%          0.70%
Discovery Fund                                 0.75            0.08              0.83             N/A            N/A
Government Fund                                0.75            0.12              0.87             0.15           0.72
Growth Fund                                    0.75            0.07              0.82             N/A            N/A
High Yield Fund                                0.75            0.08              0.83             N/A            N/A
International Securities Fund                  0.75            0.40              1.15             N/A            N/A
Investment Grade Fund                          0.75            0.10              0.85             0.15           0.70
Target Maturity 2007 Fund                      0.75            0.09              0.84             0.15           0.69
Target Maturity 2010 Fund                      0.75            0.09              0.84             0.15           0.69
Utilities Income Fund                          0.75            0.13              0.88             0.15           0.73



 (1) For the fiscal year ended December 31, 1998, the Adviser waived Management Fees in excess of 0.60% for Cash Management Fund, in excess of 0.60% for Government Fund, in excess of 0.60% for Investment Grade Fund, in excess of 0.60% for Target Maturity 2007 Fund, in excess of 0.60% for Target Maturity 2010 Fund, and in excess of 0.60% for Utilities Income Fund. The Adviser has contractually agreed with Life Series Fund to waive Management Fees in excess of 0.60% for Cash Management Fund, in excess of 0.60% for Government Fund, in excess of 0.60% for Investment Grade Fund, in excess of 0.60% for Target Maturity 2007 Fund, in excess of 0.60% for Target Maturity 2010 Fund, and in excess of 0.60% for Utilities Income Fund for a period of twelve months commencing on May 1, 1999.

(2) For the fiscal year ended December 31, 1998, the Adviser assumed certain Other Expenses in excess of 0.10% for Cash Management Fund, in excess of 0.10% for Government Fund, in excess of 0.10% for Investment Grade Fund, in excess of 0.10% for Target Maturity 2007 Fund, and in excess of 0.10% for Target Maturity 2010 Fund. The Adviser has contractually agreed with Life Series Fund to assume Other Expenses in excess of 0.10% for Cash Management Fund for a period of twelve months commencing on May 1, 1999.


(3) Each Fund, other than International Securities Fund, has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Fund Operating Expenses or Net Expenses.

EXAMPLE (SEPARATE ACCOUNT C CONTRACT)

If you surrender your Contract (or if you annuitize) for the number of years shown, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:


                                              1 YEAR          3 YEARS         5 YEARS         10 YEARS
                                              ------          -------         -------         --------

Blue Chip Subaccount.........................   $87            $123             $162            $269
Cash Management Subaccount...................    86             120              156             257
Discovery Subaccount.........................    87             124              162             270
Government Subaccount........................    86             120              157             259
Growth Subaccount............................    87             123              162             269
High Yield Subaccount........................    87             124              162             270
International Securities Subaccount..........    90             133              177             301
Investment Grade Subaccount..................    86             120              156             257
Target Maturity 2007 Subaccount..............    86             120              155             256
Target Maturity 2010 Subaccount..............    86             120              155             256
Utilities Income Subaccount..................    86             121              157             260


EXAMPLE (SEPARATE ACCOUNT D CONTRACT)

The expenses you incur in purchasing a Separate Account D Contract would depend upon whether or not you surrender your contract. If you surrender your Contract at the end of the period shown, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:


                                              1 year          3 years         5 years         10 years
                                              ------          -------         -------         --------

Blue Chip Subaccount.........................  $123            $209             $299            $555
Cash Management Subaccount...................   121             206              293             543
Discovery Subaccount.........................   123             210              299             556
Government Subaccount........................   122             206              294             545
Growth Subaccount............................   123             209              299             555
High Yield Subaccount........................   123             210              299             556
International Securities Subaccount..........   126             219              316             589
Investment Grade Subaccount..................   121             206              293             543
Target Maturity 2007 Subaccount..............   121             205              292             542
Target Maturity 2010 Subaccount..............   121             205              292             542
Utilities Income Subaccount..................   122             207              294             546


If you do not surrender your contract (or if you annuitize) at the end of the period shown, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:


                                              1 year          3 years         5 years         10 years
                                              ------          -------         -------         --------

Blue Chip Subaccount.........................   $53            $159             $269            $555
Cash Management Subaccount...................    51             156              263             543
Discovery Subaccount.........................    53             160              269             556
Government Subaccount........................    52             156              264             545
Growth Subaccount............................    53             159              269             555
High Yield Subaccount........................    53             160              269             556
International Securities Subaccount..........    56             169              286             589
Investment Grade Subaccount..................    51             156              263             543
Target Maturity 2007 Subaccount..............    51             155              262             542
Target Maturity 2010 Subaccount..............    51             155              262             542
Utilities Income Subaccount..................    52             157              264             546


     YOU SHOULD NOT CONSIDER THE EXPENSES IN THE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES IN FUTURE YEARS MAY BE MORE OR LESS THAN THOSE SHOWN.

                         CONDENSED FINANCIAL INFORMATION

TABLE 1:  SEPARATE ACCOUNT C

   This table shows the accumulation unit values and the number of accumulation units outstanding for each Subaccount of Separate Account C, at the dates shown. The accumulation unit value for each Subaccount was initially set at $10.00 on October 16, 1990, except as follows: Investment Subaccount and Government Subaccount, January 7, 1992; Utilities Income Subaccount, November 16, 1993; Target Maturity 2007 Subaccount, April 24, 1995; and Target Maturity 2010 Subaccount, April 29, 1996.


                                                                                            NUMBER OF
                                                                         ACCUMULATION    ACCUMULATION
SUBACCOUNT                                             AT                UNIT VALUE($)        UNITS
-------------------------------------------------------------------------------------------------------------------

Blue Chip Subaccount......................   December 31, 1990           10.74931759         144,049.8
                                             December 31, 1991           13.42731580         561,758.4
                                             December 31, 1992           14.18287684       1,085,254.0
                                             December 31, 1993           15.23373431       1,529,348.1
                                             December 31, 1994           14.86290782       1,959,841.2
                                             December 31, 1995           19.71773603       2,413,509.3
                                             December 31, 1996           23.72148089       3,116,839.9
                                             December 31, 1997           29.75982140       3,812,804.5
                                             December 31, 1998           34.96033275       4,012,212.4

Cash Management Subaccount................   December 31, 1990           10.07542807         571,856.9
                                             December 31, 1991           10.52748985         571,891.0
                                             December 31, 1992           10.73770189         437,185.0
                                             December 31, 1993           10.91847727         253,743.1
                                             December 31, 1994           11.21833852         235,919.5
                                             December 31, 1995           11.71983145         252,407.7
                                             December 31, 1996           12.18484038         246,553.2
                                             December 31, 1997           12.67719681         256,188.6
                                             December 31, 1998           13.18253046         364,729.9

Discovery Subaccount......................   December 31, 1990           10.91349031           8,362.1
                                             December 31, 1991           16.53848277         130,585.7
                                             December 31, 1992           18.93150000         307,107.8
                                             December 31, 1993           22.89932001         563,070.0
                                             December 31, 1994           22.07727850         867,303.8
                                             December 31, 1995           27.37355380       1,203,507.8
                                             December 31, 1996           30.48354883       1,523,777.2
                                             December 31, 1997           35.26286749       1,838,056.5
                                             December 31, 1998           35.97570267       1,911,584.8

Government Subaccount.....................   December 31, 1992           10.87670909         437,095.3
                                             December 31, 1993           11.44920392         674,512.1
                                             December 31, 1994           10.85941183         672,797.1
                                             December 31, 1995           12.43183229         705,348.4
                                             December 31, 1996           12.74903390         643,378.3
                                             December 31, 1997           13.70958126         588,697.3
                                             December 31, 1998           14.59671768         601,159.8

                                       6

                                                                                            NUMBER OF
                                                                         ACCUMULATION    ACCUMULATION
SUBACCOUNT                                             AT                UNIT VALUE($)        UNITS
-------------------------------------------------------------------------------------------------------------------

Growth Subaccount.........................   December 31, 1990           10.75804081          24,176.8
                                             December 31, 1991           14.34498476         204,821.5
                                             December 31, 1992           15.59155937         567,241.7
                                             December 31, 1993           16.35977780         958,529.1
                                             December 31, 1994           15.73131059       1,347,003.7
                                             December 31, 1995           19.48689883         1,729,637
                                             December 31, 1996           24.01011967       2,241,867.6
                                             December 31, 1997           30.73197657       2,862,521.1
                                             December 31, 1998           38.74794069       3,085,019.4

High Yield Subaccount.....................   December 31, 1990           10.00101048          69,585.9
                                             December 31, 1991           13.25243640         220,366.3
                                             December 31, 1992           14.86894995         279,777.4
                                             December 31, 1993           17.38280181         391,036.8
                                             December 31, 1994           16.93482626         513,297.7
                                             December 31, 1995           20.09026188         671,849.9
                                             December 31, 1996           22.38760536         799,626.6
                                             December 31, 1997           24.92887084         950,571.7
                                             December 31, 1998           25.45748200       1,016,074.5

International Securities Subaccount.......   December 31, 1990           10.26630533         118,091.2
                                             December 31, 1991           11.73276972         269,273.6
                                             December 31, 1992           11.46589494         463,523.6
                                             December 31, 1993           13.86795475         792,294.1
                                             December 31, 1994           13.55233761       1,383,676.5
                                             December 31, 1995           15.92618862       1,502,998.2
                                             December 31, 1996           18.16949900       1,956,014.4
                                             December 31, 1997           19.62431480       2,329,410.5
                                             December 31, 1998           22.96087882       2,307,046.6

Investment Grade Subaccount...............   December 31, 1992           10.77845214         395,839.5
                                             December 31, 1993           11.82065978         784,651.0
                                             December 31, 1994           11.28602521         923,445.3
                                             December 31, 1995           13.37384783       1,076,644.3
                                             December 31, 1996           13.61638687       1,050,200.1
                                             December 31, 1997           14.80366272         988,996.1
                                             December 31, 1998           15.99733761       1,071,756.2

Target Maturity 2007 Subaccount...........   December 31, 1995           11.90553994         775,738.1
                                             December 31, 1996           11.53266965       1,252,102.1
                                             December 31, 1997           12.94581989       1,515,226.0
                                             December 31, 1998           14.73597183       1,547,831.2

Target Maturity 2010 Subaccount...........   December 31, 1996           10.81913243         170,708.7
                                             December 31, 1997           12.41073564         381,345.1
                                             December 31, 1998           14.05135661         478,329.7

Utilities Income Subaccount...............   December 31, 1993            9.92774964          45,091.7
                                             December 31, 1994            9.11659215         473,447.1
                                             December 31, 1995           11.75759954       1,129,455.9
                                             December 31, 1996           12.75464824       1,689,626.3
                                             December 31, 1997           15.79406311       1,878,396.6
                                             December 31, 1998           17.60340941       2,219,597.9


TABLE 2:  SEPARATE ACCOUNT D

   This table shows the accumulation unit values and the number of accumulation units outstanding for each Subaccount of Separate Account D, on the dates shown. The accumulation unit value for each Subaccount was initially set at $10.00 on July 28, 1997.


                                                                                            NUMBER OF
                                                                         ACCUMULATION    ACCUMULATION
SUBACCOUNT                                             AT                UNIT VALUE($)        UNITS
-------------------------------------------------------------------------------------------------------------------

Blue Chip Subaccount...........................   December 31, 1997      10.18519950         426,185.6
                                                  December 31, 1998      11.91730629       1,531,169.8

Cash Management Subaccount.....................   December 31, 1997      10.15474840          28,344.4
                                                  December 31, 1998      10.51737952          82,526.4

Discovery Subaccount...........................   December 31, 1997      10.23140687         205,814.9
                                                  December 31, 1998      10.39655938         701,595.6

Government Subaccount..........................   December 31, 1997      10.28895863          13,321.1
                                                  December 31, 1998      10.91102057         103,476.8

Growth Subaccount..............................   December 31, 1997      10.33626489         346,768.7
                                                  December 31, 1998      12.98031991       1,316,750.1

High Yield Subaccount..........................   December 31, 1997      10.42338850          60,209.4
                                                  December 31, 1998      10.60191952         325,195.4

International Securities Subaccount............   December 31, 1997       9.30734342         196,448.9
                                                  December 31, 1998      10.84633615         536,298.4

Investment Grade Subaccount....................   December 31, 1997      10.33902780          22,448.4
                                                  December 31, 1998      11.12810542         156,868.9

Target Maturity 2007 Subaccount................   December 31, 1997      10.62155299          62,839.0
                                                  December 31, 1998      12.04205143         302,580.8

Target Maturity 2010 Subaccount................   December 31, 1997      10.79920122          43,680.6
                                                  December 31, 1998      12.17798882         188,719.4

Utilities Income Subaccount....................   December 31, 1997      11.67391319          33,306.9
                                                  December 31, 1998      12.95932846         449,163.0


                                   OVERVIEW

     This overview highlights some basic information about the two Variable Annuity Contracts offered by First Investors Life Insurance Company ("First Investors Life", "We", "Us", or "Our") in this Prospectus. They invest in the same underlying investment portfolios but have different sales charge and expense structures and different death benefit features. Separate Account C Contracts are contracts that are sold with a front-end sales charge. They invest in Separate Account C. Separate Account D Contracts are contracts which are sold with a contingent deferred sales charge. They invest in Separate Account D. We will not accept a purchase of a Separate Account D Contract with the proceeds from a surrender of a Separate Account C Contract. You will find more information about the Contracts beginning on page 11 of this Prospectus.

HOW THE CONTRACTS WORK

     Like all variable annuity contracts, the Contracts have two phases: an accumulation period and an annuity income period. During the accumulation period, earnings on your investment accumulate on a tax-deferred basis. The annuity income period begins when you start to receive annuity income payments. You can select one of several annuity income payment options. The amount of your annuity payments will vary with the performance of the investment options you have selected as well as the type of annuity option you choose.

     During the accumulation period, you invest in investment options or Subaccounts which, like mutual funds, have different investment objectives. You can gain or lose money if you invest in these Subaccounts. The amount of money you accumulate in your contract depends on the performance of the Subaccounts in which you invest. The Contracts currently offer 11 Subaccounts. Each Subaccount invests at net asset value in shares of a corresponding "Fund" of First Investors Life Series Fund ("Life Series Fund"), as shown in the following table.

       SUBACCOUNTS                           FUND
       -----------                           ----

   Blue Chip Subaccount                      Blue Chip Fund
   Cash Management Subaccount                Cash Management Fund
   Discovery Subaccount                      Discovery Fund
   Government Subaccount                     Government Fund
   Growth Subaccount                         Growth Fund
   High Yield Subaccount                     High Yield Fund
   International Securities Subaccount       International Securities Fund
   Investment Grade Subaccount               Investment Grade Fund
   Target Maturity 2007 Subaccount           Target Maturity 2007 Fund
   Target Maturity 2010 Subaccount           Target Maturity 2010 Fund
   Utilities Income Subaccount               Utilities Income Fund

     Each Contract provides a guaranteed death benefit that is payable to a designated beneficiary when the Annuitant dies. The Separate Account C Contract guarantees that the beneficiary will receive the greater of (i) the total purchase payments less any withdrawals or (ii) the Accumulated Value of the Contract on the date of receipt of written notification of death at our Home Office or other designated office. The Separate Account D guarantees that the beneficiary will receive the greater of (i) the total purchase payments less any withdrawals, (ii) the Accumulated Value of the Contract on the date of receipt of Due Proof of Death at our Home Office or other designated office, or (iii) the Accumulated Value on the immediately preceding Specified Contract Anniversary date (these Anniversary dates occur every 7 years after you purchase your Contract) plus any additional purchase payments and less any withdrawals.

WHO WE ARE

     First Investors Life Insurance Company
     --------------------------------------

     First Investors Life, 95 Wall Street, New York, New York 10005 is a stock life insurance company incorporated in New York in 1962. We write life insurance, annuities and accident and health insurance. First Investors Consolidated Corporation ("FICC"), a holding company, owns all of the voting common stock of First Investors Management Company, Inc. and all of the outstanding stock of First Investors Life, First Investors Corporation ("FIC" or "Underwriter") and Administrative Data Management Corp., the transfer agent for the Life Series Fund. Mr. Glenn O. Head, Chairman of FICC, controls FICC and, therefore, controls First Investors Management Company, Inc. and First Investors Life.

     Separate Accounts C & D
     -----------------------

     First Investors Life Variable Annuity Fund C is also called the "Tax Tamer" ("Separate Account C"). It was established on December 21, 1989 under New York Insurance Law. First Investors Life Variable Annuity Fund D is also called the "Tax Tamer II" ("Separate Account D"). It was established on April 8, 1997 under New York Insurance Law.

     Separate Account C and Separate Account D (each an "Account") are registered unit investment trusts with the Securities and Exchange Commission ("SEC"). Such registration does not involve SEC supervision of the management or investment practices or policies of either Account.

     We segregate the assets of each Account from our other assets. We cannot charge liabilities arising out of our other businesses against that portion of each Account's assets that is approximately equal to the amount that is necessary to support the Contracts. We credit to, or charge against, the Subaccounts of each Account realized and unrealized income, gains and losses without regard to our other income, gains and losses. The obligations under the Contracts are our obligations.

     Each Subaccount invests its assets in a corresponding Fund of the Life Series Fund at net asset value. Each Subaccount reinvests all distributions received from a Fund in additional shares of that Fund at net asset value. So, none of the Subaccounts make cash distributions to Contractowners. Each Subaccount may make deductions for charges and expenses by redeeming the number of equivalent Fund shares at net asset value. We value shares of the Funds that we hold in the Subaccounts at their net asset values.

     The Life Series Fund
     --------------------

     First Investors Life Series Fund is a diversified open-end management investment company (commonly known as a "mutual fund") registered with the SEC under the 1940 Act. Registration of the Life Series Fund does not involve supervision by the SEC of the management or investment practices or policies of the Life Series Fund. The Life Series Fund offers its shares only through the purchase of our variable annuity contracts or variable life insurance policies. It does not offer its shares directly to the general public. The Life Series Fund reserves the right to offer its shares to other separate accounts of ours or directly to us.

     First Investors Management Company, Inc. (the "Adviser") is the investment adviser of each Fund. The Adviser is a New York Corporation located at 95 Wall Street, New York, New York 10005. The Adviser and Life Series Fund have retained Wellington Management Company, 75 State Street, Boston, Massachusetts 02109 ("WMC" or "Subadviser"), to serve as the subadviser of the International Securities Fund and Growth Fund. See the Life Series Fund Prospectus for more information about the Adviser and Subadviser as well as the fees that each Fund paid for the fiscal year ended December 31, 1998.

     The Life Series Fund sells its shares to more than one separate account funding variable annuity contracts or variable life insurance policies. Consequently, the possibility arises that violation of the federal tax laws by another separate account investing in the Life Series Fund could cause the Contracts funded through Separate Account C or Separate Account D to lose their tax-deferred status, unless remedial action were taken.

WHO SHOULD CONSIDER PURCHASING A CONTRACT

     The Contract allows you to accumulate money on a tax-deferred basis for retirement or other long-term goals and thereafter to annuitize the accumulated value of your Contract if you wish. Generally, the higher your tax bracket, the more you will benefit from the tax-deferred feature of the Contract. You should not purchase a Contract if you are looking for a short-term investment or if you cannot take the risk of receiving less money than you paid for the Contract. You may want to consult a tax advisor or other professional before you purchase a Contract.

RISK AND REWARD CONSIDERATIONS

     The Contracts offer you the opportunity to benefit on a tax-deferred basis from the performance of the underlying investment options that you choose. However, there are several important factors that you should consider before making a decision to purchase a Contract:

     1. You bear all of the investment risk of the underlying investment options you choose. You should therefore carefully review the prospectus for the underlying Life Series Fund before choosing your underlying investments. It explains the Funds' investment objectives, primary investment strategies, and primary risks.

     2. The Contracts are generally not appropriate choices for the investment of money that you will need in the short term. You should therefore only invest money that you will not need in the short term.

     3. Generally, it is not advisable to switch from one variable insurance contract to another because each contract will have a sales charge. For this reason, we do not allow switches from Separate Account C to Separate Account D.

     4. If you are considering purchasing a Contract inside of an individual retirement account or qualified retirement plan, you should know that the same tax benefits are available whether you invest in mutual funds or variable annuities and that variable annuities generally have higher cost structures than those of mutual funds. The variable annuity's death benefit should be an important factor if you select a variable annuity.

     5. Like other financial services organizations, First Investors Life and its affiliates could experience problems in processing policy-related requests and rendering other services if the computers or other systems on which they rely are not properly programmed to operate after January 1, 2000. (See "OTHER INFORMATION--Year 2000" for more information.)

                             THE CONTRACTS IN DETAIL

     The Contracts are variable annuity contracts which provide you with the opportunity to accumulate capital on a tax deferred basis by investing in underlying subaccounts and thereafter annuitizing your accumulated cash value if you wish. We offer the Contracts in states where we have the authority to issue the Contracts. We designed the Contracts to offer lifetime annuity payments to Annuitants according to several annuity options. The amount of annuity payments will vary with the investment performance of the Subaccounts as well as the type of annuity you select. The Contracts obligate us to make payments for the lifetime of the Annuitant in accordance with the annuity rates in the Contract, regardless of actual mortality experience (see "Annuity Period"). On the death of the Annuitant before the Annuity Commencement Date, we pay a death benefit to the Beneficiary whom you designate. For a discussion of the amount and manner of payment of this benefit, see "Death of Annuitant During the Accumulation Period."


     You may surrender all or a portion of the Accumulated Value during the Accumulation Period. For a discussion on withdrawals during the Accumulation Period, see "Full and Partial Surrenders During the Accumulation Period." For Federal income tax consequences of a withdrawal, see "Tax Information." The exercise of any Contract right, including the right to make a withdrawal during the Accumulation Period, is subject to the terms and conditions of any qualified trust or plan under which the Contracts are purchased. This Prospectus contains no information concerning such trust or plan.

     We reserve the right to amend the Contracts to meet the requirements of the 1940 Act or other applicable Federal or state laws or regulations.

     Contractowners with any inquiries concerning their account should write to us at our Home Office, 95 Wall Street, New York, New York 10005.

PURCHASE PAYMENTS


     Your initial purchase payment must be at least (a) $2,000 for a Contract under Separate Account C and (b) $25,000 for a Contract under Subaccount D. You may make an Additional Payment under a Contract of at least $200 at any time after Contract issuance under Separate Account C or Separate Account D. We will not accept a purchase of a Separate Account D Contract with the proceeds from a surrender of a Separate Account C Contract.


     We credit an initial purchase payment (less any charges) to a Contractowner's Account on the Valuation Date that we receive it, provided that we have received a properly completed application. We credit an Additional Payment to a Contractowner's Account on the Valuation Date that we receive it. If we receive an incomplete application from you, you must provide us with all required information not later than five business days following the receipt of such application. Otherwise, we will return the purchase payment to you at the end of the five-day period.

     Your purchase payments buy Accumulation Units of the Subaccounts and not shares of the Funds in which the Subaccounts invest. We allocate purchase payments to the appropriate Subaccount or Subaccounts based on the next computed value of an Accumulation Unit following receipt at our Home Office or other designated office. For Separate Account C, we make these allocations after deductions for sales expenses (SEE "Separate Account C-Sales Charge Deducted from Purchase Payments"). We value Accumulation Units at the end of each Valuation Date (I.E., as of the close of regular trading on the NYSE, normally 4:00 P.M., Eastern Time).

ALLOCATION OF NET PURCHASE PAYMENTS TO SUBACCOUNT(S)

     When you purchase a Contract, you allocate (a) your net purchase payment and (b) any additional purchase payments (less any charges) to at least one Subaccount of an Account.

     You may:

     .     choose up to five Subaccounts,

     . allocate no less than 10% of a purchase payment (less any charges) to any Subaccount (we reserve the right to adjust your allocation to eliminate fractional percentages), and

     . transfer part or all of your cash value in a Subaccount to one or more other Subaccounts (subject to the two limitations immediately above) twice during a Contract year in Separate Account C (six times in certain states) and 12 times during a Contract year in Separate Account D.


     Each Subaccount invests its assets at net asset value in shares of the corresponding Fund of Life Series Fund. For example, the Blue Chip Subaccount invests in the Blue Chip Fund, the Government Subaccount invests in the Government Fund, and so on.


     The Funds of the Life Series Fund have different investment objectives, investment strategies, and investment risks. The Funds also have different expenses. The Life Series Fund's Prospectus describes each Fund in detail. There is no assurance that any Fund will realize its investment objective. The cash value of your Contract may increase or decrease depending on the investment performance of the Subaccounts that you choose.

SALES CHARGE


     We impose a sales charge for both Separate  Account C and Separate  Account
D. For Separate Account C, the sales charge is an initial sales charge that we deduct from your purchase payments. For Separate Account D, the sales charge is a contingent deferred sales charge ("CDSC") that may be deducted from the proceeds that we pay you on a full or partial surrender.

     SEPARATE ACCOUNT C - SALES CHARGE DEDUCTED FROM PURCHASE PAYMENTS. We intend the sales charge to cover expenses relating to the sale of the Contracts, including commissions paid to persons distributing the Contracts. Discounts are available on larger purchases. Moreover, when you make Additional Payments after the issuance of the Contract you are entitled to a credit for all prior payments in computing the sales charge percentage. In other words, you pay the sales charge percentage that reflects (a) the total amount of all purchase payments previously made plus (b) the amount of the Additional Payment being made.

                                 DEDUCTION TABLE

                                       SALES CHARGE AS % OF      AMOUNT TO
                                       PURCHASE  NET AMOUNT    DEALERS AS % OF
AMOUNT OF PURCHASE PAYMENT(S)         PAYMENTS*    INVESTED   PURCHASE PAYMENTS

Less than $25,000......................  7.00%      7.53%           5.75%
$25,000 but under $50,000..............  6.25       6.67            5.17
$50,000 but under $100,000.............  4.75       4.99            3.93
$100,000 but under $250,000............  3.50       3.63            2.90
$250,000 but under $500,000............  2.50       2.56            2.19
$500,000 but under $1,000,000..........  2.00       2.04            1.67
$1,000,000 or over.....................  1.50       1.52            1.24

 *    Assumes that we have deducted no Premium taxes.

     We do not impose a sales charge for Contracts sold to (a) officers and full-time employees of First Investors Life or its affiliates who have been employed for at least one year, (b) our agents who have been under contract for at least one year, or (c) Contractowners of First Investors Life Variable Annuity Fund A ("Separate Account A") who exchange their Separate Account A Contracts for Separate Account C Contracts at the next computed values of their Accumulation Units. We require Contractowners who exchange from Separate Account A to Separate Account C to execute a change of contract form. This form states that we deduct a daily charge equal to an annual rate of 1.00% of the daily Accumulation Unit value of any Subaccount as a charge for mortality and expense risks. We may modify or terminate this exchange privilege at any time.


     SEPARATE ACCOUNT D - SALES CHARGE DEDUCTED FROM SURRENDER PROCEEDS. For Separate Account D, we sell the Contracts without an initial sales charge. However, we deduct a contingent deferred sales charge ("CDSC") from the proceeds that we pay you on a full or partial surrender. The CDSC is a percentage of the amount that you surrender (not to exceed the aggregate amount of your purchase payments). The CDSC percentage declines, in accordance with the Table below, from 7% to 0% over a seven-year period from the date purchase payments are received to the date of their surrender. If you have made purchase payments at different times, the CDSC on any one purchase payment will depend upon the length of time from our receipt of the payment to the time of its surrender.



                     CONTINGENT DEFERRED SALES CHARGE TABLE

      ----------------------------------------------------------------------------------------------------------
           Contingent Deferred Sales Charge
         as a Percentage of Purchase Payments             Length of Time from Purchase Payment in Years
                      Surrendered

                          7%                                               Less than 1
                          6%                                                   1-2
                          5%                                                   2-3
                          4%                                                   3-4
                          3%                                                   4-5
                          2%                                                   5-6
                          1%                                                   6-7
                          0%                                               More than 7
      ----------------------------------------------------------------------------------------------------------

     You will not be charged a CDSC on partial surrenders during any Contract Year up to the annual Withdrawal Privilege Amount of 10% of Purchase Payments. You will be subject to a CDSC on any excess over this Amount at the applicable CDSC percentage in the Table. And, of course, this Withdrawal Privilege does not apply to full surrenders. In calculating such a CDSC, we will assume that amount on which you are paying the CDSC is coming first from surrenders of purchase payments (i.e., your cost basis in your contract) and thereafter from any Accumulated Value other than purchase payments (i.e., your gain). If you have made purchase payments at different times, your purchase payments will be treated as being surrendered in the order that we have received them (i.e., first-in, first-out).

     We will also not assess a CDSC:

     .     in the event of the death of the Annuitant or the Contractowner,

     . if you apply the Accumulated Value to an annuity option under the contract, or

     .     for surrenders used to pay Premium taxes.

     For   information   concerning  the  Annuity  Options  and  the  Withdrawal
Privilege, see "Annuity Options" and "Full and Partial Surrenders During the Accumulation Period."


MORTALITY AND EXPENSE RISK CHARGES

     We impose mortality and expense risk charges for both Separate Account C and Separate Account D. The charges are different for each of these Separate Accounts reflecting the difference in the death benefits offered by the two Contracts.

     The mortality risk that we assume arises from our obligation to continue to make Fixed or Variable Annuity payments, determined in accordance with the provisions of the Contracts, to each Annuitant regardless of (a) how long that person lives and (b) how long all payees as a group live. This assures an Annuitant that neither the Annuitant's own longevity nor an improvement in life expectancy generally will have any adverse effect on the variable annuity payments the Annuitant will receive under the Contract. Moreover, these factors may reduce the risk that the Annuitant will outlive the funds that the Annuitant has accumulated for retirement. We also assume mortality risk as a result of our guarantee of a minimum payment in the event of the death prior to the Annuity Commencement Date of the Annuitant under Separate Account C and the Annuitant or the Contractowner named in the original application for the Contract under Separate Account D.

     In addition, we assume the risk that the charges for administrative expenses may not be adequate to cover such expenses. We will not increase the amount we charge for administrative expenses. In consideration for our assumption of these mortality and expense risks, we deduct an amount equal on an annual basis to the following percentage of the daily Accumulation Unit value of the Subaccounts:

     . For Separate Account C, 1.00%, of which approximately 0.60% is for assuming the mortality risk and 0.40% is for assuming the expense risk.

     . For Separate Account D, 1.25%, of which approximately 0.85% is for assuming the mortality risk and 0.40% is for assuming the expense risk.

     We guarantee that we will not increase the mortality and expense risk charges during the term of any Contract. If the charges are insufficient to cover the actual cost of the mortality and expense risks, the loss will fall on us. Conversely, if the deductions prove more than sufficient, the excess will be a profit to us. We can use any profits resulting to us from over-estimates of the actual costs of the mortality and expense risks for any business purpose, including the payment of expenses of distributing the Contracts. These profits will not remain in Separate Account C or Separate Account D.

Other Charges

     Administrative Charge
     ---------------------

     For Separate Account C, we may deduct an administrative charge of $7.50 annually from the Accumulated Value of Contracts that have an Accumulated Value of less than $1,500 because of partial surrenders. These charges are to compensate us for expenses involved in administering small accounts. If the actual expenses exceed charges, we will bear the loss. For Separate Account D, we deduct an amount equal annually to 0.15% of the daily net asset value of the Subaccounts for the expense of administering the Contract. We guarantee that we will not increase the administrative charges during the term of any Contract.

     Contract Maintenance Charge
     ---------------------------

     For Separate Account D, we deduct a $30.00 Contract Maintenance Charge from the Accumulated Value, on (a) the last business day of each Contract Year or (b) the date of surrender of the Contract, if earlier. This charge will not exceed 2% of the Accumulated Value. We make the charge against the Accumulated Value by proportionately reducing the number of Accumulation Units held in each of your Subaccounts of Separate Account D. We guarantee that we will not increase this charge during the term of any Contract.

     Premium Tax Charge
     ------------------

     Some states assess Premium taxes at the time you:

     .     make purchase payments,

     .     surrender, or

     .     begin receiving annuity payments.

     We currently advance any Premium taxes due at the time you make purchase payments and then deduct Premium taxes from the Accumulated Value of the Contract at the time of surrender, on death of the Annuitant or when annuity payments begin. However, we reserve the right to deduct Premium taxes when incurred. See "Appendix I" for Premium tax table.

     Expenses
     --------


     Total Separate Account expenses for the fiscal year ended December 31, 1998 amounted to $4,598,846 or 1.00% of average net assets for Separate Account C and $555,026 or 1.42% of average net assets for Separate Account D. The Funds have expenses that they pay out of their assets.


THE ACCUMULATION PERIOD

     Crediting Accumulation Units
     ----------------------------

     During the Accumulation Period, we credit purchase payments on the Contracts to the Contractowner's Individual Account in the form of Accumulation Units. We determine the number of Accumulation Units that we credit to a Contractowner for the Subaccounts by dividing (a) the purchase payment (less any charges) by (b) the value of an Accumulation Unit for the Subaccount. We make this valuation after we receive the purchase payment at our Home Office or other designated office.

     The value of the Contractowner's Individual Account varies with the value of the assets of the Subaccounts. The investment performance of the Subaccounts, expenses, and deduction of certain charges affect the value of an Accumulation Unit. There is no assurance that the value of your Individual Account will equal or exceed purchase payments. We determine your Individual Account for a Valuation Period by multiplying (a) the total number of Accumulation Units we credit to the Subaccount by (b) the value of an Accumulation Unit for the Subaccount for the Valuation Period.

     Death of Annuitant During the Accumulation Period
     -------------------------------------------------

     If the Annuitant dies prior to the Annuity Commencement Date, we pay a Death Benefit to the Beneficiary you have designated. We make this payment when we receive (a) a death certificate or similar proof of the death of the Annuitant ("Due Proof of Death") and (b) a First Investors Life Claimant's Statement that includes notification of the Beneficiary's election to receive payment in either a single sum settlement or an Annuity Option. We determine the value of the Death Benefit as of the next computed value of the Accumulation Units following our receipt at our Home Office or other designated office of written notification of death, in the case of Separate Account C, or Due Proof of Death in the case of Separate Account D.

     If you do not elect payment of the Death Benefit under one of the Annuity Options before the Annuitant's death, the Beneficiary may elect to have the Death Benefit (a) paid in a single sum or (b) applied to provide an annuity under one of the Annuity Options or (c) as we otherwise permit. If the Beneficiary elects a single sum settlement, we pay the amount of the Death Benefit within seven days of receipt of Due Proof of Death and a Claimant's Statement.

     If the Beneficiary wants an Annuity Option, the Beneficiary has up to 60 days commencing with the date of our receipt of Due Proof of Death to select an Annuity Option. If the Beneficiary does not make a selection by the end of the 60-day period, we pay a single sum settlement to the Beneficiary. If the Beneficiary selects any Annuity Option, the Annuity Commencement Date is the date specified in the election. That date may be no later than 60 days after receipt by us of Due Proof of Death.

     The amount of the Death Benefit payable on the death of the Annuitant is as follows:

     . For Separate Account C, the greater of (a) the total purchase payments less withdrawals or (b) the Accumulated Value on the date of receipt of written notification of death at our Home Office, or other designated office.

     . For Separate Account D, the greatest of (a) the total purchase payments less any withdrawals; (b) the Accumulated Value on the date of receipt of Due Proof of Death at our Home Office or other designated office; or (c) the Accumulated Value on the immediately preceding Specified Contract Anniversary, increased by any additional purchase payments and decreased by any partial surrenders since that anniversary. The Specified Contract Anniversary is every seventh contract anniversary (i.e., 7th, 14th, 21st, etc.).

     The following example demonstrates how the amount of Death Benefit payable would be determined for a Separate Account D Contract assuming (1) the Purchase Payment is $50,000; (2) no additional Purchase Payments or Partial Surrenders have been made; (3) the Annuitant's death occurs in Policy year 9 when the Accumulated Value is $70,000; and (4) the Accumulated Value on the 7th Contract Anniversary (the immediately preceding Specified Contract Anniversary) is $80,000.

     The amount of Death Benefit payable would therefore be $80,000, which is the greater of (a) (b) or (c) as shown below.

            (a)                        (b)                            (c)

  Total Purchase Payments      Accumulated Value of         Accumulated Value on
   less any withdrawals      Contract on the date of             7th Contract
                                     receipt                     Anniversary
                              of Due Proof of Death

          $50,000                    $70,000                    $80,000


     Death of Contractowner During the Accumulation Period
     -----------------------------------------------------

     If the Contractowner dies before we have distributed the entire interest in the Contract, we must distribute the value of the Contract to the Beneficiary as provided below. Otherwise, the Contract will not qualify as an annuity under

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"). Under Separate Account C, the entire interest of the Contractowner who dies is the Accumulated Value of the Contract. Under Separate Account D, if the
Contractowner who dies is the one named in the original application for the Contract, the entire interest of that Contractowner in the Contract is the same as if the Contractowner had been the Annuitant; if the Contractowner who dies is not the one named in the original application for the Contract, the entire interest of that Contractowner is the Accumulated Value of the Contract.

     If the death of the Contractowner occurs prior to the Annuity Commencement Date, we will distribute the entire interest in the Contract to the Beneficiary
(a) within five years, or (b) beginning within one year of death, under an Annuity Option that provides that we will make annuity payments over a period not longer than the life or life expectancy of the Beneficiary. If the Contract is payable to (or for the benefit of) the Contractowner's surviving spouse, we need not make any distribution. The surviving spouse may continue the Contract as the new Contractowner. If the Contractowner is also the Annuitant, the spouse has the right to become the Annuitant under the Contract. Likewise, if the Annuitant dies and the Contractowner is not a natural person, the Annuitant's surviving spouse has the right to become the Contractowner and the Annuitant.


     Full and Partial Surrenders During the Accumulation Period
     ----------------------------------------------------------

     You may by written request make a full or partial surrender of your Contract, at any time before the earlier of the Annuity Commencement Date or the death of the Annuitant or Contractowner. You will be entitled to receive:

     . For Separate Account C, the net Accumulated Value of the Contract or, in the case of a partial surrender, the portion surrendered.

     . For Separate Account D, the Accumulated Value of the Contract or, in the case of a partial surrender, the portion surrendered less (a) any applicable CDSC, (b) the Contract Maintenance Charge and (c) any applicable Premium taxes not previously deducted.

     A surrender request is effective on the date it is received in writing at our Home Office or other designated office. Your Accumulated Value will be determined based on the next computed value of Accumulation Units following our receipt of your written request. We may defer payment of the amount of the surrender for a period of not more than seven days. We may also postpone such payment during any period when:


     . trading on the NYSE is restricted as the SEC determines or the NYSE is closed for other than weekends and holidays;

     .     the SEC has by order permitted such suspension; or

     . any emergency, as defined by SEC rules, exists when the sale of portfolio securities or calculation of securities is not reasonably practicable.

     In the case of a partial surrender, unless you direct us otherwise, the amount you request will be deducted from your Subaccounts on a pro rata basis in the proportions to which their values bear to the Accumulated Value of your Contract. For Separate Account D, the amount remaining must be at least equal to our minimum balance requirement (currently $5,000). For Separate Account C, there is no minimum balance requirement. However, we may deduct an administrative charge of $7.50 annually if the surrender causes the value of your Contract to fall below $1,500. As noted previously, on a non-cumulative basis, you may make partial surrenders of a Separate Account D Contract during any Contract Year up to the annual Withdrawal Privilege Amount of 10% of Purchase Payments without incurring a CDSC. Amounts surrendered under the Withdrawal Privilege are treated as being from Accumulated Values other than Purchase Payments.

     For more information on fees, charges, and tax consequences on surrenders, see "THE CONTRACTS IN DETAIL -- Sales Charge, Mortality and Expense Risk Charges, and Other Charges"; "Tax Information"; and "Other Charges."

Annuity Commencement Date Exchange Privilege (for Separate Account C only)
--------------------------------------------------------------------------

     If you fully surrender this Contract during the one-year period preceding its Annuity Commencement Date, you can use the proceeds to purchase Class A shares of First Investors mutual funds without incurring a sales charge.

THE ANNUITY PERIOD

     Commencement Date
     -----------------

     Annuity payments begin on the Annuity Commencement Date you select when you buy a Contract. You may elect in writing to advance or defer the Annuity Commencement Date, not later than 30 days before the Annuity Commencement Date. You may defer the Annuity Commencement Date until the first day of the calendar month after -

     . for Separate Account C, the Annuitant's 85th birthday or, if state law permits, 90th birthday.

     .     for Separate Account D, the Annuitant's 90th birthday.

     If you elect no other date, annuity payments will commence on the Contract anniversary date after -

     . for Separate Account C, the Annuitant's 85th birthday, or, if state law permits, 90th birthday.

     .     for Separate Account D, the Annuitant's 90th birthday.

     If the net Accumulated Value on the Annuity Commencement Date is less than $2,000, we may pay such value in one sum in lieu of annuity payments. If the net Accumulated Value is $2,000 or more, but the variable annuity payments are less than $20, we may change the frequency of annuity payments to intervals that will result in payments of at least $20.

     Assumed Investment Rate
     -----------------------

     We build a 3.5% assumed investment rate into the Contract's Annuity Tables, which are used to determine the amount of the monthly annuity payments. A higher rate would mean a higher initial payment but more slowly rising and more rapidly falling subsequent Variable Annuity payments. A lower rate would have the opposite effect. If the actual net investment rate of the Subaccounts is at the annual rate of 3.5%, the Variable Annuity payments will be level. A Fixed
Annuity features annuity payments that remain fixed as to dollar amount throughout the payment period and an assumed interest rate of 3.5% per year built into the Annuity Tables in the Contract.

     Annuity Options
     ---------------

     You may elect to receive payments under any one of the Annuity Options in the Contract. You may make this election at any time at least 30 days before the Annuity Commencement Date on written notice to us at our Home Office or other designated office. If no election is in effect on the Annuity Commencement Date, we will make annuity payments on a variable basis only under Annuity Option 3 below, Life Annuity with 120 Monthly Payments Guaranteed. This is the Basic Annuity.

     The material factors that determine the level of your annuity benefits are:

     .     the  value  of  your  Individual   Account,   as  described  in  this
           Prospectus, before the Annuity Commencement Date;

     .     the Annuity Option you select;

     .     the frequency and duration of annuity payments;

     . the sex and adjusted age of the Annuitant and any Joint Annuitant at the Annuity Commencement Date; and

     . in the case of a variable annuity, the investment performance of the Subaccounts you select.

     We apply the Accumulated Value on the Annuity Commencement Date, reduced by any applicable Premium taxes not previously deducted, to provide (a) the Basic Annuity or (b) if you have elected an Annuity Option, one of the Annuity Options we describe below.

     The Contracts provide for the six Annuity Options described below:

     Option 1 - LIFE ANNUITY. An annuity payable monthly during the lifetime of the Annuitant, ceasing with the last payment due before the death of the Annuitant. If you elect this Option, annuity payments terminate automatically and immediately on the death of the Annuitant without regard to the number or total amount of payments received.

     Option 2a - JOINT AND SURVIVOR LIFE ANNUITY. An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor, ceasing with the last payment due before the death of the survivor.

     Option 2b - JOINT AND TWO-THIRDS TO SURVIVOR LIFE ANNUITY. An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to two-thirds of the joint annuity payment, ceasing with the last payment due before the death of the survivor.

     Option 2c - JOINT AND ONE-HALF TO SURVIVOR LIFE ANNUITY. An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to one-half of the joint annuity payment, ceasing with the last payment due before the death of the survivor.

     Under  Annuity   Options  2a,  2b  and  2c,  annuity   payments   terminate
automatically and immediately on the deaths of both the Annuitant and the Joint Annuitant without regard to the number or total amount of payments received.

     Option 3 - LIFE ANNUITY WITH 60, 120 OR 240 MONTHLY PAYMENTS GUARANTEED. An annuity payable monthly during the lifetime of the Annuitant, with the guarantee that if, at his or her death, payments have been made for less than 60, 120 or 240 monthly periods, as elected, we will continue to pay to the Beneficiary any guaranteed payments during the remainder of the selected period and, if the Beneficiary dies after the Annuitant, we will pay the Beneficiary's estate the present value of the remainder of the guaranteed payments. The present value of the remaining payments is the discounted (or reduced) amount which would produce the total of the remaining payments assuming that the discounted amount grew at the effective annual interest rate assumed in the Annuity Tables of the Contract. Pursuant to the 1940 Act, the Beneficiary may also, at any time he or she is receiving guaranteed payments, elect to have us pay him or her the present value of the remaining guaranteed payments in a lump sum.

     Option 4 - UNIT REFUND LIFE ANNUITY. An annuity payable monthly during the lifetime of the Annuitant, terminating with the last payment due before the death of the Annuitant. We make an additional annuity payment to the Beneficiary equal to the following. We take the Annuity Unit value of the Subaccount or Subaccounts as of the date that we receive notice of death in writing at our Home Office or other designated office. We multiply that value by the excess, if any, of (a) over (b). For this purpose, (a) is (i) the net Accumulated Value we allocate to each Subaccount and apply under the option at the Annuity
Commencement Date, divided by (ii) the corresponding Annuity Unit Value as of the Annuity Commencement Date, and (b) is the product of (i) the number of Annuity Units applicable under the Subaccount represented by each annuity payment and (ii) the number of annuity payments made. (For an illustration of this calculation, see Appendix II, Example A, in the Statement of Additional Information.)

     Annuity Election
     ----------------

     You may elect to have the net Accumulated Value applied at the Annuity Commencement Date to provide a Fixed Annuity, a Variable Annuity, or any combination thereof. After the Annuity Commencement Date, we allow no transfers or redemptions where we are making payments based upon life contingencies. You must make these elections in writing to us at our Home Office or other designated office at least 30 days before the Annuity Commencement Date. In the absence of an election, we make annuity payments on a variable basis only under Annuity Option 3 above. Option 3 is the Basic Annuity, a Life Annuity with 120 Monthly Payments Guaranteed.

     Death of Contractowner During Annuity Period
     --------------------------------------------

     If  the  death  of  the  Contractowner  occurs  on  or  after  the  Annuity
Commencement Date, we will distribute the entire interest in the Contract at least as rapidly as under the Annuity Option in effect on the date of death.

     Death of Annuitant
     ------------------

     On receipt of Due Proof of Death of the Annuitant after annuity payments have begun under an Annuity Option, we make any remaining payments under the Option to the Beneficiary as provided by the Option.

     Unless otherwise provided in the Beneficiary designation, if no Beneficiary
survives  the  Annuitant,   the  proceeds  will  be  paid  in  one  sum  to  the
Contractowner, if living; otherwise, to the Contractowner's estate.

TEN-DAY REVOCATION RIGHT

     You may elect to cancel your Contract (a) within ten days from the date your Contract is delivered to you or (b) longer as applicable state law requires. We will cancel the Contract after we receive from you (a) the Contract and (b) a written request for cancellation, at our Home Office or other designated office. We will pay you an amount equal to the following:

     . for Separate Account C, the sum of (a) the Accumulated Value of the Contract on the date of surrender and (b) the amount of any sales charges deducted from the initial purchase payment; and

     . for Separate Account D, the sum of (a) the difference between the purchase payments made under the Contract and the amount allocated to Separate Account D under the Contract and (b) the Accumulated Value of the Contract on the date of surrender.

     Whether you are canceling a Separate Account C or D Contract, the amount we refund to you may be more or less than your initial purchase payment depending on the investment results of the Subaccount or Subaccounts to which you allocated purchase payments. However, in states that require a full refund of premiums, if you elect to exercise to cancel the Contract under the ten-day revocation right, on cancellation, you receive a full refund of the Purchase Payment.

                               TAX INFORMATION
GENERAL

     We base this discussion on our understanding of the federal income tax law and interpretations in effect on the date of this Prospectus. The discussion assumes that the contractowner is a natural person who is a U.S. citizen and U.S. resident. The tax effect on corporate taxpayers, non-U.S. citizens, and non-U.S. residents may be different. That law and interpretations could change, possibly retroactively. The discussion is general in nature. We do not intend it as tax advice, for which you should consult a qualified tax adviser.

     We discuss only federal income taxes and not state or other taxes.

     Taxation of the Contracts will depend, in part, on whether the Contract is purchased outside of a qualified retirement plan or an individual retirement account ("Non-Qualified Contracts") or as part of an individual retirement account or qualified plan ("Qualified Contracts").

     NON-QUALIFIED CONTRACTS

     Purchase Payments
     -----------------

     Your purchase payments under a Non-Qualified Contract are not deductible from your gross income for tax purposes.

     Increases in Accumulated Value Before Distribution from Contract
     ----------------------------------------------------------------

     Generally, there is no tax on increases in your Contract's Accumulated Value until there is a distribution from a Non-Qualified Contract. A distribution could include a surrender or an annuity payment. However, the Contractowner is subject to tax on such increases, even before a distribution, in the following two situations:

     .     The Contractowner is not a natural person, subject to exceptions.

     . The investments of the Separate Accounts do not meet certain diversification or "investor controls" tests, discussed below.

     Annuity Payments
     ----------------

     Once annuity payments begin, a portion of each payment is taxable as ordinary income. The remaining portion is a nontaxable recovery of your investment in the contract. Generally, your investment in the Contract equals the purchase payments you made, less any amounts you previously withdrew that were not taxable.

     For fixed annuity payments, the tax-free portion of each payment is determined by:

     . dividing your investment in the Contract by the total amount you expect to receive out of the Contract and

     .     multiplying the result by the amount of the payment.

     For Variable Annuity payments, the tax-free portion of each payment is (a) your investment in the Contract divided by (b) the number of expected payments.

     The remaining portion of each payment, and all of the payments you receive after you recover your investment in the Contract, are fully taxable. If payments under a life annuity stop because the Annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

     Distributions Other than Annuity Payments
     -----------------------------------------

     Before  annuity   payments  begin,  the  Code  taxes   distributions   from
Non-Qualified Contracts as follows:

     . a total or partial surrender is taxed in the year of receipt to the extent that the Contract's Accumulated Value exceeds the investment in the Contract;

     . a loan under, or an assignment or pledge of, a Contract is taxed in the same manner as a partial or total surrender;

     . a penalty equal to 10% of the taxable distribution applies to distributions before the taxpayer's age 59-1/2, subject to certain exceptions; and

     . the Code treats all Contracts that we issue to you in the same calendar year as a single Contract. Consequently, you should consult your tax advisor before buying more than one Contract in any calendar year.

     Diversification and Control Tests
     ---------------------------------

     The Subaccounts of Separate Account C and Separate Account D must meet the Code's investment diversification test. Each Subaccount meets the test if:

     . the investments of the Fund in which the Subaccount invests are diversified according to certain limits;

     . the Fund in which the Subaccount invests is a regulated investment company under the Code;

     . all shares of the Fund are owned only by (a) Separate Account C, Separate Account D, or similar accounts of First Investors Life or other insurance companies, (b) a life insurance company general account, or (c) the Adviser, in starting or managing the Fund (in the case of (b) and (c) of this paragraph, there must be no intention to sell shares to the general public); (d) the trustee of a qualified pension or retirement plan; and

     . access to the Fund is available only through the purchase of Contracts, or other Variable Annuity or life insurance products of First Investors Life or other insurance companies.

     If Separate Account C or Separate Account D failed the diversification test, you would be taxed on increases in the value of any Contract you own that is supported by the Separate Account that failed the test. The tax would apply from the first quarter of the failure, until we corrected the failure in conformity with a Treasury Department procedure.

     The Contracts must also meet an "investor control" test, which the Treasury Department has said it may address in guidelines through regulations or rulings. This test could specify that your control over allocation of values among different investments may cause you to be treated as the owner of Separate Account C or Separate Account D assets, as applicable, for tax purposes. We reserve the right to amend the Contracts in any way necessary to avoid this result. As of the date of this prospectus, the Treasury Department has issued no guidelines on the subject. However, the Department has informally indicated that guidelines could limit the number of underlying funds or the frequency of transfers among those funds. The guidelines may apply only prospectively, although retroactive effect is possible if the guidelines do not embody a new position. Failure of the "control test" would result in current taxation to you of increases in your Contract value.

QUALIFIED PLAN CONTRACTS

     Taxation of a Contract depends, in part, on the provisions of the applicable plan where the Contract is issued to:

     .     a qualified individual retirement account;

     .     a qualified corporate employee pension and profit-sharing plan; or

     . a retirement or deferred compensation plan that does not meet the requirements applicable to a qualified plan.

     Some of tax rules applicable to such Contracts are similar to tax rules applicable to Non-Qualified Contracts, including: (a) deferral of the taxation until you receive a distribution, (b) taxation of a part of each distribution or annuity payment, and (c) the 10% penalty on early distributions.

WITHHOLDING

     The Code generally requires us to withhold income tax from any Contract distribution, including a total or partial surrender or an annuity payment. The amount of withholding depends, in part, on whether the payment is "periodic" or "non-periodic."

     For periodic payments (E.G., annuity payments), we withhold from the taxable portion of each payment based on a payroll withholding schedule that assumes a married recipient claiming three withholding exemptions. If you want us to withhold on a different basis, you must file an appropriate withholding certificate with us. For non-periodic payments (E.G., distributions such as partial surrenders), we generally withhold 10% of the taxable portion of each payment.

     You may elect not to have the withholding rules apply. For periodic payments, that election is effective for the calendar year for which you file it with us, and for each subsequent year until you amend or modify it. For non-periodic payments, an election is effective when you file it with us, but only for the payment to which it is applicable. We have to notify your recipients of your right to elect not to have taxes withheld.

     The Code generally requires us to report all payments to the Internal Revenue Service.

OUR TAX STATUS

     The Code taxes us as a life insurance company. The Code taxes Separate Account C and Separate Account D as part of our overall operation. Currently, we do not charge Separate Account C and Separate Account D for an allocable portion of our federal income taxes. However, we do reserve the right to impose such a charge if it becomes necessary in the future.

                             PERFORMANCE INFORMATION

     From time to time, Separate Account C and Separate Account D may advertise several types of performance information for the Subaccounts. Each Subaccount (other than the Cash Management Subaccount) may advertise "average annual total return" and "total return." The Cash Management Subaccount may advertise "yield" and "effective yield." The High Yield Subaccount, Investment Grade Subaccount and Government Subaccount may also advertise "yield." These figures are based on historical results. They are not intended to indicate future performance. For Separate Account C, the yield and effective yield figures include the payment of the Mortality and Expense Risk Charge of 1.00%, but do not include the maximum sales charge of 7.00%.

     The "total return" of a Subaccount is the total change in value of an investment in the Subaccount over a period of time, expressed as a percentage. "Average annual total return" is the rate of return that would produce that change in value over the specified period, if compounded annually. For Separate Account C, average annual total return and total return figures include the deduction of all expenses and fees, including the payment of the Mortality and Expense Risk Charge of 1.00% and the maximum sales charge of 7.00%. We may also advertise these figures without any sales charges, but assuming the payment of all recurring Separate Account charges, including the Mortality and Expense Risk Charge of 1.00% (non-standardized performance information).


     For Separate Account D, average annual total return figures may reflect the effect of the CDSC (pursuant to a standardized formula prescribed by the SEC), or may not reflect the effect of the CDSC (non-standardized performance information). For Separate Account D, we may also advertise total return figures on the same basis as average annual total return figures (with or without showing the effect of the CDSC). Quotations of return not reflecting the CDSC will be greater than those reflecting the CDSC.

     The "yield" of a Subaccount refers to the income that an investment in the Subaccount generates over a one-month or 30-day period (seven-day period for the Cash Management Account), excluding realized and unrealized capital gains and losses in the corresponding Fund's investments. We then "annualize" this income and show it as a percentage of the value of the Subaccount's Accumulation Units. We calculate the "effective yield" of the Cash Management Subaccount similarly, but, when we annualize it, we assume the reinvestment in that Subaccount of any income earned by that Subaccount. The Cash Management Subaccount's effective yield will be slightly higher than its yield due to the compounding effect of this assumed reinvestment.

     Neither the total return nor the yield figures reflect deductions for Premium taxes, since most states do not impose those taxes.

     For further information on performance calculations, see "Performance Information" in the Statement of Additional Information.

                                OTHER INFORMATION

VOTING RIGHTS

     Because the Life Series Fund is not required to have annual shareholder meetings, Contractowners generally will not have an occasion to vote on matters that pertain to the Life Series Fund. In certain circumstances, the Fund may be required to hold a shareholders meeting or may choose to hold one voluntarily. For example, a Fund may not change fundamental investment objectives or investment policies without the approval of a majority vote of that Fund's shareholders in accordance with the 1940 Act. Thus, if the Fund sought to change fundamental investment objectives or investment policies, contractowners would have an opportunity to provide voting instructions for shares of a Fund held by a Subaccount in which their Contract invests.


     We would vote the shares of any Fund held in a corresponding Subaccount or directly, at any Fund shareholders meeting as follows:

     .     shares   attributable  to   Contractowners   for  which  we  received
           instructions, would be voted in accordance with the instructions;

     . shares attributable to Contractowners for which we did not receive instructions, would be voted in the same proportion that we voted shares held in the Subaccount for which we received instructions; and

     . shares not attributable to Contractowners, would be voted in the same proportion that we voted shares held in the Subaccount attributable to Contractowners for which we received instructions.

     We will vote Fund shares that we hold directly in the same proportion that we vote shares held in any corresponding Subaccounts that are attributable to Contractowners and for which we receive instructions. However, we will vote our own shares as we deem appropriate where there are no shares held in any Subaccount. We will present all the shares of any Fund that we held through a Subaccount or directly at any Fund shareholders meeting for purposes of determining a quorum.

     We will determine the number of Fund shares held in a corresponding Subaccount that is attributable to each Contractowner as follows:

     . before the Annuity Commencement Date, we divide the Subaccount's Accumulated Value by the net asset value of one Fund share, and

     . after the Annuity Commencement Date, we divide the reserve held in the Subaccount for the variable annuity payment under the Contracts by the net asset value of one Fund share. As this reserve fluctuates, the number of votes fluctuates.

     We will determine the number of votes that a Contractowner has the right to cast as of the record date that the Life Series Fund establishes.

     We will solicit instructions by written communication before the date of the meeting at which votes will be cast. We will send meeting and other materials relating to the Fund to each Contractowner having a voting interest in a Subaccount.

     The voting rights that we describe in this Prospectus are created under applicable laws. If the laws eliminate the necessity to submit such matters for approval by persons having voting rights in separate accounts of insurance companies or restrict such voting rights, we reserve the right to proceed in accordance with any such changed laws or regulations. Specifically, we reserve the right to vote shares of any Fund in our own right, to the extent the law permits.

RESERVATION OF RIGHTS

     We also reserve the right to make certain  changes if we believe they would
(a) best serve the interests of the Contractowners and Annuitants or (b) be appropriate in carrying out the purposes of the Contracts. We will make a change only as the law permits. We will (a) obtain, when required, the necessary Contractowner or regulatory approval for any change and (b) provide, when required, notification to Contractowners before making a change.

     For example, we may:

     . operate either Account in any form permitted under the 1940 Act or in any other form permitted by law,

     .     add, delete, combine, or modify Subaccounts of either Account,

     .     add,  delete,   or  substitute  for  the  Fund  shares  held  in  any
           Subaccount, the shares of any investment company or series thereof, or any investment permitted by law, or

     . amend the Contracts if required to comply with the Internal Revenue Code or any other applicable federal or state law.

DISTRIBUTION OF CONTRACTS

     Separate Account C and Separate Account D, along with First Investors Life, have each entered into an Underwriting Agreement with their affiliate, FIC, 95 Wall Street, New York, New York 10005 to sell the Contracts. First Investors Life has reserved the right in the Underwriting Agreement to sell the Contracts directly. Insurance agents licensed to sell variable annuities sell the Contracts. These agents are registered representatives of the Underwriter or broker-dealers who have sales agreements with the Underwriter.

FINANCIAL STATEMENTS

     The Statement of Additional Information, dated April 30, 1999, includes:

     .     the  financial   statements   for  First   Investors   Life  and  the
           accompanying Report of Independent Certified Public Accountants; and

     . the financial statements for Separate Account C and for Separate Account D and the accompanying Report of Independent Certified Public Accountants for each.

     You can get the Statement of Additional Information at no charge on request to First Investors Life at the address or telephone number on the cover page of this Prospectus.

YEAR 2000

     On and after January 1, 2000, computer date-related errors could adversely affect Separate Account C and Separate Account D, as they could other separate accounts. These errors could occur in the computer and other information processing systems used by First Investors Life, the underlying Funds, the Adviser, the Subadviser, Transfer Agent and other service providers. Typically these systems use a two-digit number to represent the year for any date. Consequently, computer systems could incorrectly misidentify "00" as 1900, rather than 2000, and make related mistakes when performing operations. First Investors Life, the Funds, the Adviser, the Subadviser and Transfer Agent are taking steps that they believe are reasonably designed to address the Year 2000 problem for computer and other systems used by them. They are obtaining assurances from other service providers that the service providers are taking comparable steps. However, there can be no assurance that these steps will avoid any adverse impact on Separate Account C or Separate Account D, nor can either Account estimate the extent of any impact.

                                TABLE OF CONTENTS
                       OF THE STATEMENTS OF ADDITIONAL
                                 INFORMATION

       Item                                                     Page
       ----                                                     ----
   General Description.............................................2
   Services........................................................2
   Annuity Payments................................................3
   Other Information...............................................4
   Performance Information.........................................5
   Relevance of Financial Statements...............................9
   Appendices.....................................................10
   Financial Statements...........................................15



                                  APPENDIX I

                            STATE AND LOCAL TAXES*




Alabama.....................--               Mississippi...................--
Alaska......................--               Missouri......................--
Arizona.....................--               Nebraska......................--
Arkansas....................--               New Jersey....................--
California..................2.35%            New Mexico....................--
Colorado....................--               New York .....................--
Connecticut.................--               North Carolina ...............--
Delaware....................--               Ohio..........................--
District of Columbia........2.25%            Oklahoma......................--
Florida.....................1.00%            Oregon........................--
Georgia.....................--               Pennsylvania..................--
Illinois....................--               Rhode Island..................--
Indiana.....................--               South Carolina................--
Iowa........................2.00%            Tennessee.....................--
Kentucky....................2.00%            Texas.........................--
Louisiana...................--               Utah..........................--
Maryland....................--               Virginia......................--
Massachusetts...............--               Washington....................--
Michigan....................--               West Virginia.................1.00%
Minnesota...................--               Wisconsin.....................--
                                             Wyoming.......................1.00%


Note: State  legislation  could  change  the  rates  above.   State  insurance
      regulation could change the applicability of the rates above.

*  Includes local annuity Premium taxation.

[FIRST INVESTORS LOGO]





                                   TAX TAMER I
                                       AND
                                  TAX TAMER II







This booklet contains two prospectuses. The first prospectus is for Individual Variable Annuity Fund C (Separate Account C) and Fund D (Separate Account D) Contracts, which we call Tax Tamer I and Tax Tamer II, respectively. The second prospectus is for the Life Series Fund, which provides the underlying investment options for the Individual Variable Annuity Contracts offered through Separate Accounts C and D.


THE DATE OF THIS PROSPECTUS IS APRIL 30, 1999.

                                    CONTENTS*
                 VARIABLE ANNUITY FUND C AND FUND D PROSPECTUS



   GLOSSARY OF SPECIAL TERMS.......................................2
   FEE TABLES......................................................3
   CONDENSED FINANCIAL INFORMATION.................................6
   OVERVIEW........................................................9
      How the Contracts Work.......................................9
      Who We Are..................................................10
      Who Should Consider Purchasing a Contract...................11
      Risk and Reward Considerations..............................11
   THE CONTRACTS IN DETAIL........................................11
      Purchase Payments...........................................12
      Allocation of Net Purchase Payments to Subaccount(s)........12
      Sales Charge................................................12
      Mortality and Expense Risk Charges..........................14
      Other Charges...............................................14
      The Accumulation Period.....................................15
      The Annuity Period..........................................17
      Ten-Day Revocation Right....................................20
   TAX INFORMATION................................................20
      General.....................................................20
      Non-Qualified Contracts.....................................20
      Qualified Plan Contracts....................................22
      Withholding.................................................22
      Our Tax Status..............................................22
   PERFORMANCE INFORMATION........................................22
   OTHER INFORMATION..............................................23
      Voting Rights...............................................23
      Reservation of Rights.......................................24
      Distribution of Contracts...................................24
      Financial Statements........................................25
      Year 2000...................................................25
   TABLE OF CONTENTS OF THE STATEMENTS OF ADDITIONAL INFORMATION..26
   APPENDIX I.....................................................26













-----------------------------
*A Table of Contents for the Life Series Fund prospectus can be found at page ii of that prospectus.

                             [FIRST INVESTORS LOGO]
                                 95 Wall Street
                            New York, New York 10005
                                 (212) 858-8200

[FIRST INVESTORS LOGO]




                        SUPPLEMENT TO THE PROSPECTUS FOR
                          TAX TAMER I AND TAX TAMER II















This booklet contains two documents. The first document is a supplement to the Tax Tamer I and Tax Tamer II prospectus. The second document is the prospectus for First Investors Life Focused Equity Fund and First Investors Life Target Maturity 2015 Fund, each of which is a series of First Investors Life Series Fund.

This supplement is not valid unless accompanied or preceded by the current prospectus for Tax Tamer I and Tax Tamer II, dated April 30, 1999, and should be read together with the Tax Tamer I and Tax Tamer II prospectus and the attached Life Series Fund prospectus for the other series of Life Series Fund. This supplement and the prospectuses should be read and retained for further reference.



                The date of this supplement is November 8, 1999.

                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C
                              (SEPARATE ACCOUNT C)
                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D
                              (SEPARATE ACCOUNT D)
                      SUPPLEMENT DATED NOVEMBER 8, 1999 TO
                         PROSPECTUS DATED APRIL 30, 1999


1. All references in the prospectus to the "eleven" Subaccounts of Separate Account C or Separate Account D should read "thirteen" Subaccounts.


2. The following should be added to the Fund Annual Expenses table appearing on page 5:

                                                                                   FEE WAIVERS
                                                                    TOTAL FUND        AND/OR
                                 MANAGEMENT          OTHER          OPERATING         EXPENSE          NET
                                   FEES(1)        EXPENSES(2)       EXPENSES(3)     ASSUMPTIONS    EXPENSES(3)
                                   -------        -----------       -----------        (1),(2)     -----------
                                                                                    -----------
Focused Equity Fund*                0.75%            0.08%             0.83%            N/A            N/A
Target Maturity 2015 Fund*          0.75%            0.09%             0.84%           0.15%          0.69%

* Because the Fund had no operating history when this supplement to the prospectus was printed, these annual expenses are estimated for the current fiscal year.


3. The following should be added to footnote (1) to the Fund Annual Expenses table on page 5:

          The Adviser has contractually agreed with Life Series Fund to waive Management Fees in excess of 0.60% for Target Maturity 2015 Fund for the period covering commencement of operations to December 31, 1999.

4. The following paragraph and table replaces the paragraph and table appearing on page 6 labeled "Example (Separate Account C Contract)":

EXAMPLE (SEPARATE ACCOUNT C CONTRACT)+
If you surrender your Contract (or if you annuitize) for the number of years shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

                                              1 YEAR   3 YEARS  5 YEARS 10 YEARS
                                              ------   -------  -------  -------
Blue Chip Subaccount.........................   $87     $123      $162    $269
Cash Management Subaccount...................    86      120       156     257
Discovery Subaccount.........................    87      124       162     270
Focused Equity Subaccount...................     87      124       N/A     N/A
Government Subaccount........................    86      120       157     259
Growth Subaccount............................    87      123       162     269
High Yield Subaccount........................    87      124       162     270
International Securities Subaccount..........    90      133       177     301
Investment Grade Subaccount..................    86      120       156     257
Target Maturity 2007 Subaccount..............    86      120       155     256
Target Maturity 2010 Subaccount..............    86      120       155     256
Target Maturity 2015 Subaccount..............    86      120       N/A     N/A
Utilities Income Subaccount..................    86      121       157     260

+ In this Example, "N/A" indicates that SEC rules require that the Focused Equity Subaccount and Target Maturity 2015 Subaccount complete the Example for only the one and three year periods.


5. The following paragraph and table replaces the paragraph and table labeled "Example (Separate Account D Contract)" at the top of page 7:

EXAMPLE (SEPARATE ACCOUNT D CONTRACT)+
The expenses you incur in purchasing a Separate Account D Contract would depend upon whether or not you surrender your Contract. If you surrender your Contract at the end of the period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

                                              1 YEAR   3 YEARS 5 YEARS  10 YEARS
                                              ------   ------- -------  --------
Blue Chip Subaccount.........................  $123     $209     $299     $555
Cash Management Subaccount...................   121      206      293      543
Discovery Subaccount.........................   123      210      299      556
Focused Equity Subaccount....................   123      210      N/A      N/A
Government Subaccount........................   122      206      294      545
Growth Subaccount............................   123      209      299      555
High Yield Subaccount........................   123      210      299      556
International Securities Subaccount..........   126      219      316      589
Investment Grade Subaccount..................   121      206      293      543
Target Maturity 2007 Subaccount..............   121      205      292      542
Target Maturity 2010 Subaccount..............   121      205      292      542
Target Maturity 2015 Subaccount..............   121      205      N/A      N/A
Utilities Income Subaccount..................   122      207      294      546

+ In these Examples, "N/A" indicates that SEC rules require that the Focused Equity Subaccount and Target Maturity 2015 Subaccount complete the Examples for only the one and three year periods.


6. The following paragraph and table replaces the paragraph and table at the bottom of page 7:

If you do not surrender your contract (or if you annuitize) at the end of the period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

                                              1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                              ------  -------  -------  --------
Blue Chip Subaccount.........................   $53    $159      $269    $555
Cash Management Subaccount...................    51     156       263     543
Discovery Subaccount.........................    53     160       269     556
Focused Equity Subaccount....................    53     160       N/A     N/A
Government Subaccount........................    52     156       264     545
Growth Subaccount............................    53     159       269     555
High Yield Subaccount........................    53     160       269     556
International Securities Subaccount..........    56     169       286     589
Investment Grade Subaccount..................    51     156       263     543
Target Maturity 2007 Subaccount..............    51     155       262     542
Target Maturity 2010 Subaccount..............    51     155       262     542
Target Maturity 2015 Subaccount..............    51     155       N/A     N/A
Utilities Income Subaccount..................    52     157       264     546


7. The following Subaccounts and Funds should be added to the lists of Subaccounts and Funds appearing at the bottom of page 12:

SUBACCOUNTS                                 FUND
-----------                                 ----
Focused Equity Subaccount                   Focused Equity Fund
Target Maturity 2015 Subaccount             Target Maturity 2015 Fund


8. The following paragraphs should replace the first two paragraphs on page 14 under the section "Who We Are - The Life Series Fund":

         First Investors Life Series Fund is an open-end management investment company (commonly known as a "mutual fund") registered with the SEC under the 1940 Act. Registration of the Life Series Fund does not involve supervision by the SEC of the management or investment practices or policies of the Life Series Fund. The Life Series Fund offers its shares only through the purchase of our variable annuity contracts or variable life insurance policies. It does not offer its shares directly to the general public. The Life Series Fund reserves the right to offer its shares to other separate accounts of ours or directly to us.

         First Investors Management Company, Inc. (the "Adviser") is the investment adviser of each Fund. The Adviser is a New York Corporation located at 95 Wall Street, New York, New York 10005. The Adviser and Life Series Fund have retained Wellington Management Company, 75 State Street, Boston, Massachusetts 02109 ("WMC" or "Subadviser"), to serve as the subadviser of the International Securities Fund and Growth Fund, and Arnhold and S. Bleichroeder, Inc., 1345 Avenue of the Americas, New York, New York 10105 ("ASB" or "Subadviser"), to serve as the subadviser of the Focused Equity Fund. See the Life Series Fund prospectus for more information about the Adviser and Subadvisers as well as the fees that each Fund paid for the fiscal year ended December 31, 1998.

                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C

                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                   OFFERED BY

                     FIRST INVESTORS LIFE INSURANCE COMPANY


            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1999

         This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus for First Investors Life Variable Annuity Fund C, dated April 30, 1999 which may be obtained at no cost by writing to First Investors Life Insurance Company, 95 Wall Street, New York, New York 10005, or by telephoning (800) 342-7963.





                                TABLE OF CONTENTS

                                                                       Page
                                                                       ----

         General Description.......................................     2
         Services..................................................     2
         Annuity Payments..........................................     3
         Other Information.........................................     4
         Performance Information...................................     5
         Relevance of Financial Statements.........................     9
         Appendices................................................    10
         Financial Statements......................................    15

                               GENERAL DESCRIPTION

         FIRST INVESTORS LIFE INSURANCE COMPANY. First Investors Life Insurance Company, 95 Wall Street, New York, New York 10005 ("First Investors Life"), a stock life insurance company incorporated under the laws of the State of New York in 1962, writes life insurance, annuities and accident and health insurance. First Investors Consolidated Corporation ("FICC"), a holding company, owns all of the voting common stock of First Investors Management Company, Inc. ("FIMCO" or "Adviser") and all of the outstanding stock of First Investors Life, First Investors Corporation ("FIC" or "Underwriter") and Administrative Data Management Corp., the transfer agent for First Investors Life Series Fund ("Life Series Fund"). Mr. Glenn O. Head, Chairman of FICC, controls FICC and, therefore, controls the Adviser and First Investors Life.

         SEPARATE ACCOUNT C. First Investors Life Variable Annuity Fund C ("Separate Account C") was established on December 21, 1989 under the provisions of the New York Insurance Law. The assets of Separate Account C are segregated from the assets of First Investors Life, and that portion of such assets having a value equal to, or approximately equal to, the reserves and contract liabilities under the Contracts are not chargeable with liabilities arising out of any other business of First Investors Life. Separate Account C is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), but such registration does not involve any supervision by the Commission of the management or investment practices or policies of Separate Account C.

         The assets of Separate Account C are invested at net asset value in shares of the corresponding series (each a "Fund" and collectively "Funds") of Life Series Fund. For example, the Blue Chip Subaccount invests in the Blue Chip Fund, the Government Subaccount invests in the Government Fund, and so on. The Life Series Fund's Prospectus describes the risks attendant to an investment in each Fund of Life Series Fund. The eleven Funds of Life Series Fund may be referred to as: First Investors Life Blue Chip Fund, First Investors Life Cash Management Fund, First Investors Life Discovery Fund, First Investors Life
Government Fund, First Investors Life Growth Fund, First Investors Life High Yield Fund, First Investors Life International Securities Fund, First Investors Life Investment Grade Fund, First Investors Life Target Maturity 2007 Fund, First Investors Life Target Maturity 2010 Fund and First Investors Life Utilities Income Fund.

                                    SERVICES

         CUSTODIAN. First Investors Life, subject to applicable laws and regulations, is the custodian of the securities of the Subaccounts of Separate Account C.


         INDEPENDENT PUBLIC ACCOUNTANTS. Tait, Weller & Baker, Eight Penn Center Plaza, Philadelphia, PA 19103, independent certified public accountants, has been selected as the independent accountants for Separate Account C. First Investors Life pays Tait, Weller & Baker a fee for serving as the independent accountants for Separate Account C which is set by the Audit Committee of the Board of Directors of First Investors Life.



         UNDERWRITER. First Investors Life and Separate Account C have entered into an Underwriting Agreement with FIC. FIC, an affiliate of First Investors Life, and of the Adviser has its principal business address at 95 Wall Street, New York, New York 10005. For the fiscal years ending December 31, 1996, 1997, and 1998, FIC received fees of $4,512,351, $4,686,243, and $3,215,190, respectively, in connection with the distribution of the Contracts in a continuous offering.


         The  Contracts are sold by insurance  agents  licensed to sell variable
annuities,   who  are   registered   representatives   of  the   Underwriter  or
broker-dealers who have sales agreements with the Underwriter.

                                ANNUITY PAYMENTS

         VALUE OF AN ACCUMULATION UNIT. For each Subaccount of Separate Account C, the value of an Accumulation Unit was arbitrarily initially set at $10.00. The value of an Accumulation Unit for any subsequent Valuation Period is determined by multiplying the value of an Accumulation Unit for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Accumulation Unit Value is being calculated (see Appendix I, Example B). The investment performance of each Fund, and expenses and deductions of certain charges affect the Accumulation Unit Value. The value of an Accumulation Unit for the Subaccounts may increase or decrease from Valuation Period to Valuation Period.

         NET INVESTMENT FACTOR. The Net Investment Factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting
(c) from the result, where:

(a)      is the net result of:

         (1)      the  net  asset  value  per  share  of  the  applicable   Fund
                  determined at the end of the current Valuation Period, plus

         (2) the per share amount of any dividend or capital gains distributions made by the applicable Fund if the "ex-dividend" date occurs during the current Valuation Period.

(b) is the net asset value per share of the applicable Fund determined as of the end of the immediately preceding Valuation Period.

(c) is a factor representing the charges deducted for mortality and expense risks. Such factor is equal on an annual basis to 1.00% of the daily net asset value of the applicable Subaccount. This percentage represents approximately 0.60% charge for the mortality risk assumed and 0.40% charge for the expense risk assumed.

         The Net Investment Factor may be greater or less than one, and therefore, the value of an Accumulation Unit for any Subaccount may increase or decrease. (For an illustration of this calculation, see Appendix I, Example A.)

         VALUE OF AN ANNUITY UNIT. For each Subaccount of Separate Account C, the value of an Annuity Unit was arbitrarily initially set at $10.00. The value of an Annuity Unit for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to offset the effect of an investment earnings rate of 3.5% per annum, which is assumed in the Annuity Tables contained in the Contract. (For an illustration of this calculation, see Appendix III, Example A.)

         AMOUNT OF ANNUITY PAYMENTS. When annuity payments are to commence, the Accumulated Value to be applied to a variable annuity option will be determined by multiplying the value of an Accumulation Unit for the Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date by the number of Accumulation Units owned. This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date. At that time any applicable Premium taxes not previously deducted will be deducted from the Accumulated Value to determine the Net Accumulated Value. The resultant value is then applied to the Annuity Tables set forth in the Contract to determine the amount of the first monthly annuity payment. The Contract contains Annuity Tables setting forth the amount of the first monthly installment for each $1,000 of Accumulated Value applied. These Annuity Tables vary according to the Annuity Option selected by the Contractowner and according to the sex and adjusted age of the Annuitant and any Joint Annuitant at the Annuity Commencement Date. The Contract contains a formula for determining the adjusted age, and the Annuity Tables are determined from the Progressive Annuity

Table with interest at 3.5% per year and assumes births prior to 1900, adjusted by a setback of four years of age for persons born 1900 and later and an additional setback of one year of age for each completed five years by which the year of birth is later than 1900. Annuity Tables used by other insurers may provide greater or less benefits to the Annuitant.

         The dollar amount of the first monthly Variable Payment, based on the Subaccount determined as above, is divided by the value of an Annuity Unit for the Subaccount for the Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date to establish the number of Annuity Units representing each monthly payment under the Subaccount. This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date. This number of Annuity Units remains fixed for all variable annuity payments. The dollar amount of the second and subsequent variable annuity payments is determined by multiplying the fixed number of Annuity Units for the Subaccount by the applicable value of an Annuity Unit Value for the Valuation Date on or immediately preceding the seventh day before the due date of the payment. The value of an Annuity Unit will vary with the investment performance of the corresponding Fund, and, therefore, the dollar amount of the second and subsequent variable annuity payments may change from month to month. (For an illustration of the calculation of the first and subsequent Variable Payments, see Appendix III, Examples B, C and D.)

         A fixed annuity is an annuity with annuity payments which remain fixed as to dollar amount throughout the payment period and is based on an assumed interest rate of 3.5% per year built into the Annuity Tables in the Contract.

                                OTHER INFORMATION

         TIME OF PAYMENTS. All payments due under the Contracts will ordinarily be made within seven days of the payment due date or within seven days after the date of receipt of a request for partial surrender or termination. However, First Investors Life reserves the right to suspend or postpone the date of any payment due under the Contracts (1) for any period during which the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings) or during which trading on the NYSE, as determined by the Commission, is restricted; (2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held by the Fund are not reasonably practical or it is not reasonably practical to determine the value of the Fund's net assets; or (3) for such other periods as the Commission may by order permit for the protection of security holders or as may be permitted under the 1940 Act.

         REPORTS TO CONTRACTOWNERS. First Investors Life will mail to each Contractowner, at the last known address of record at the Home Office of First Investors Life, at least annually, a report containing such information as may be required by any applicable law or regulation and a statement of the Accumulation Units credited to the Contract for each Subaccount and the Accumulation Unit Values. In addition, latest available reports of Life Series Fund will be mailed to each Contractowner.

         ASSIGNMENT. Any amounts payable under the Contracts may not be commuted, alienated, assigned or otherwise encumbered before they are due. To the extent permitted by law, no such payments shall be subject in any way to any legal process to subject them to payment of any claims against any Annuitant, Joint Annuitant or Beneficiary. The Contracts may be assigned. No assignment of a Contract shall be binding on First Investors Life unless such assignment is in writing and is filed with First Investors Life at its Home Office.

                             PERFORMANCE INFORMATION

         Separate Account C may advertise the performance of the Subaccounts in various ways.

         The yield for a Subaccount (other than the Cash Management Subaccount) is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by (i) calculating the aggregate amount of net investment income earned by the Subaccount during the base period less expenses accrued for that period (net of reimbursement), and (ii) dividing that amount by the product of (A) the average daily number of Accumulation Units of the Subaccount outstanding during the base period and (B) the maximum public offering price per Accumulation Unit on the last day of the base period. The result is annualized by compounding on a semi-annual basis to determine the Subaccount's yield. For this calculation, interest earned on debt obligations held by the underlying Fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as GNMA's, based on cost). Dividends on equity securities are accrued daily at their estimated stated dividend rates.

         For a Subaccount, other than the Cash Management Subaccount, the Subaccount's "average annual total return" ("T") is an average annual compounded rate of return. The calculation produces an average annual total return for the number of years measured. It is the rate of return based on factors which include a hypothetical initial investment of $1,000 ("P" in the formula below) over a number of years ("n") with an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

                            1/n
                  T=[(ERV/P)   ]-1

         The "total return" uses the same factors, but does not average the rate of return on an annual basis. Total return is determined as follows:

                  [ERV-P]/P  = TOTAL RETURN

         In providing such performance data, each Subaccount, other than the Cash Management Subaccount, will assume the payment of the maximum sales charge of 7.00% (as a percentage of the purchase payment) on the initial investment and the payment of the Mortality and Expense Risk Charges of 1.00% ("P"). Each Subaccount, other than the Cash Management Subaccount, will assume that during the period covered all dividends and capital gain distributions are paid at net asset value per Accumulation Unit, and that the investment is redeemed at the end of the period.

         Average annual total return and total return computed at the offering price for the periods ended December 31, 1998 for each Subaccount, other than the Cash Management Subaccount, are set forth in the tables below:

AVERAGE ANNUAL TOTAL RETURN(1)


                                                                     Life of
                                         One Year     Five Years   Subaccount(2)
                                         --------     ----------   -----------
Blue Chip Subaccount                       9.28%        16.35%       15.39%
Discovery Subaccount                      (5.13)%        7.87%       15.79%
Government Subaccount                      (.97)%        3.47%        4.45%
Growth Subaccount                         17.25%        17.08%       16.84%
High Yield Subaccount                     (5.09)%        6.36%       11.02%
International Securities  Subaccount       8.82%         9.00%        9.63%
Investment Grade Subaccount                 .48%         4.69%        5.81%
Target Maturity 2007 Subaccount            5.85%          N/A         9.58%
Target Maturity 2010 Subaccount            5.25%          N/A        11.55%
Utilities Income Subaccount                3.61%        10.49%       10.07%


TOTAL RETURN(1)

                                                                     Life of
                                         One Year     Five Years   Subaccount(2)
                                         --------     ----------   -----------
Blue Chip Subaccount                       9.28%       113.18%      223.99%
Discovery Subaccount                      (5.13)%       46.03%      233.39%
Government Subaccount                      (.97)%       18.58%       35.55%
Growth Subaccount                         17.25%       120.02%      259.02%
High Yield Subaccount                     (5.09)%       36.13%      135.97%
International Securities  Subaccount       8.82%        53.86%      112.75%
Investment Grade Subaccount                 .48%        25.77%       48.41%
Target Maturity 2007 Subaccount            5.85%          N/A        40.10%
Target Maturity 2010 Subaccount            5.25%          N/A        33.91%
Utilities Income Subaccount                3.61%         4.69%       63.55%


         Nonstandardized average annual total return and total return may also be advertised without any sales charges, but assuming the payment of all recurring Separate Account charges, including the Mortality and Expense Risk Charge of 1.00% (non-standardized performance information). In such a case, the initial investment will either reflect a reduced sales load or no sales load. Any quotation of return not reflecting the maximum sales charge will be greater than if the maximum sales charge were used. Nonstandardized average annual total return and total return computed at net asset value for the periods ended December 31, 1998 for each Subaccount, other than the Cash Management Subaccount, are set forth in the tables below:


---------------

(1) The return figures assume the current maximum sales charge of 7.00%. Prior to December 30, 1991, the maximum sales charge for Separate Account C was 7.25%. Some of the expenses for the underlying Funds were waived or reimbursed from commencement of operations through December 31, 1998. Accordingly, return figures for the Subaccounts are higher than they would have been had such expenses not been waived or reimbursed.

(2) The inception dates for the Subaccounts are as follows: Blue Chip Subaccount, Cash Management Subaccount, Discovery Subaccount, Growth Subaccount, High Yield Subaccount and International Securities Subaccount - October 16, 1990; Government Subaccount and Investment Grade Subaccount - January 7, 1992; Utilities Income Subaccount - November 16, 1993; Target Maturity 2007 Subaccount
- April 24, 1995; Target Maturity 2010 Subaccount - April 29, 1996.

NONSTANDARDIZED AVERAGE ANNUAL TOTAL RETURN(1)


                                                                     Life of
                                         One Year     Five Years   Subaccount(2)
                                         --------     ----------   -----------
Blue Chip Subaccount                      17.48%        18.05%       16.41%
Discovery Subaccount                       2.01%         9.45%       16.81%
Government Subaccount                      6.51%         4.97%        5.54%
Growth Subaccount                         26.07%        18.79%       17.88%
High Yield Subaccount                      2.09%         7.92%       12.01%
International Securities  Subaccount      16.99%        10.59%       10.60%
Investment Grade Subaccount                8.06%         6.22%        6.92%
Target Maturity 2007 Subaccount           13.81%          N/A        11.75%
Target Maturity 2010 Subaccount           13.21%          N/A        14.61%
Utilities Income Subaccount               11.44%        12.11%       11.63%

TOTAL RETURN(1)

                                                                     Life of
                                         One Year     Five Years   Subaccount(2)
                                         --------     ----------   -----------
Blue Chip Subaccount                      17.48%       129.23%      248.29%
Discovery Subaccount                       2.01%        57.03%      258.43%
Government Subaccount                      6.51%        27.46%       45.72%
Growth Subaccount                         26.07%       136.54%      286.12%
High Yield Subaccount                      2.09%        46.38%      153.76%
International Securities  Subaccount      16.99%        65.40%      128.79%
Investment Grade Subaccount                8.06%        35.19%       59.55%
Target Maturity 2007 Subaccount           13.81%          N/A        50.61%
Target Maturity 2010 Subaccount           13.21%          N/A        43.95%
Utilities Income Subaccount               11.44%        77.11%       75.82%


         Return information may be useful to investors in reviewing a Subaccount's performance. However, the total return and average annual total return will fluctuate over time and the return figures for any given past period is not an indication or representation by Separate Account C of future rates of return of any Subaccount.


         At times, the Adviser may reduce its compensation or assume expenses of a Fund in order to reduce such Fund's expenses. Any such waiver or reimbursement would increase the corresponding Subaccount's total return, average annual total return and yield during the period of the waiver or reimbursement.



---------------
(1) Some of the expenses for the underlying Funds were waived or reimbursed from commencement of operations through December 31, 1998. Accordingly, return figures for the Subaccounts are higher than they would have been had such expenses not been waived or reimbursed.

(2) The inception dates for the Subaccounts are as follows: Blue Chip Subaccount, Cash Management Subaccount, Discovery Subaccount, Growth Subaccount, High Yield Subaccount and International Securities Subaccount - October 16, 1990; Government Subaccount and Investment Grade Subaccount - January 7, 1992; Utilities Income Subaccount - November 16, 1993; Target Maturity 2007 Subaccount
- April 24, 1995; Target Maturity 2010 Subaccount - April 29, 1996.

         Each Subaccount may include in advertisements and sales literature, examples, information and statistics that illustrate the effect of taxable versus tax-deferred compounding income at a fixed rate of return to demonstrate the growth of an investment over a stated period of time resulting from the payment of dividends and capital gains distributions in additional Accumulation Units. The examples may include hypothetical returns comparing taxable versus tax-deferred growth. The examples used will be for illustrative purposes only and are not representations by any Subaccount of past or future yield or return of any of the Subaccounts.

         From time to time, in reports and promotional literature, Separate Account C may compare the performance of its Subaccounts to, or cite the historical performance of, other variable annuities. The performance rankings and ratings of variable annuities reported in L-VIPPAS, a monthly publication for insurance companies and money managers published by Lipper Analytical Services, Inc. and in Morningstar Variable Annuity Performance Report, also a monthly publication published by Morningstar, Inc., may be used. Additionally, performance rankings and ratings reported periodically in national financial publications such as MONEY, FORBES, BUSINESS WEEK, BARRON'S, FINANCIAL TIMES, CHANGING TIMES, FORTUNE, NATIONAL UNDERWRITER, etc., may also be used. Quotations from articles appearing in daily newspaper publications such as THE NEW YORK TIMES, THE WALL STREET JOURNAL and THE NEW YORK DAILY NEWS may be cited.

         DETERMINATION OF CURRENT AND EFFECTIVE YIELD. Separate Account C provides current yield quotations for the Cash Management Subaccount based on the underlying Fund's daily dividends. The underlying Fund declares dividends from net investment income daily and pays them monthly.

         For purposes of current yield quotations, dividends per Accumulation Unit for a seven-day period are annualized (using a 365-day year basis) and divided by the average value of an Accumulation Unit for the seven-day period.

         The current yield quoted will be for a recent seven day period. Current yields will fluctuate from time to time and are not necessarily representative of future results. The investor should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Current yield information is useful in reviewing the Cash Management Subaccount's performance but, because current yield will fluctuate, such information may not provide a basis for comparison with bank deposits or other investments which may pay a fixed yield for a stated period of time, or other investment companies, which may use a different method of calculating yield.

         In addition to providing current yield quotations, Separate Account C provides effective yield quotations for the Cash Management Subaccount for a base period return of seven days. An effective yield quotation is determined by a formula which requires the compounding of the unannualized base period return. Compounding is computed by adding 1 to the unannualized base period return, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result.

         The following is an example, for purposes of illustration only, of the current and effective yield calculation for the seven day period ended December 31, 1998.


         Dividends per accumulation unit from net investment income
         (seven calendar days ended December 31, 1998)
         (Base Period)...........................................    $.000876093
         Annualized (365 day basis)*.............................    $.045681991
         Average value per accumulation unit for the
         seven calendar days ended December 31, 1998.............          $1.00
         Annualized historical yield per accumulation unit for the
         seven calendar days ended December 31, 1998.............          4.57%
         Effective Yield**.......................................          4.67%
         Weighted average life to maturity of the portfolio on December 31, 1998 was 81 days


         *This represents the average of annualized net investment income per accumulation unit for the seven calendar days ended December 31, 1998.

        **Effective Yield = [(Base Period Return + 1) 365/7] - 1

         The figures in the above example do not include the maximum sales charge of 7.00%. Accordingly, all yield quotations are higher than they would have been had such expense been included.

         Separate Account C's Prospectus and Statement of Additional Information may be in use for a full year and, accordingly, it can be expected that yields will fluctuate substantially from the example shown above.

                        RELEVANCE OF FINANCIAL STATEMENTS

         The values of the interests of Contractowners under the variable portion of the Contracts will be affected solely by the investment results of the Subaccounts. The financial statements of First Investors Life as contained herein should be considered only as bearing upon First Investors Life's ability to meet its obligations to Contractowners under the Contracts, and they should not be considered as bearing on the investment performance of the Subaccounts.

                                   APPENDICES

                                   APPENDIX I

                                    EXAMPLE A
                    FORMULA AND ILLUSTRATION FOR DETERMINING
                    THE NET INVESTMENT FACTOR OF A SUBACCOUNT
                              OF SEPARATE ACCOUNT C


                         A + B
Net Investment Factor =  ----- -D
                           C

Where:

A = The Net Asset Value of a Fund share as of the end of the current Valuation Period.
    Assume..................................................... =    $8.51000000
B = The per share amount of any dividend or capital gains
    distribution since the end of the immediately preceding
    Valuation Period.
    Assume..................................................... =              0
C = The Net Asset Value of a Fund share as of the end of the immediately preceding Valuation Period.
    Assume..................................................... =    $8.39000000
D = The daily deduction for mortality and expense risks,
    which totals 1.0% on an annual basis.
    On a daily basis........................................... =      .00002740
                                   8.51000000 + 0
Then, the Net Investment Factor =  --------------- - .00002740... =   1.01427534
                                      8.39000000


                                    EXAMPLE B
                    FORMULA AND ILLUSTRATION FOR DETERMINING
                     ACCUMULATION UNIT VALUE OF A SUBACCOUNT
                              OF SEPARATE ACCOUNT C

Accumulation Unit Value = A x B
Where:

A = The Accumulation Unit Value for the immediately preceding
    Valuation Period.
    Assume..................................................... =    $1.46328760
B = The Net Investment Factor for the current Valuation Period.
    Assume..................................................... =     1.01427534

Then, the Accumulation Unit Value = $1.46328760 x 1.01427534... =     1.48417653

                                   APPENDIX II

                                    EXAMPLE A
                    FORMULA AND ILLUSTRATION FOR DETERMINING
                           DEATH BENEFIT PAYABLE UNDER
                    ANNUITY OPTION 4-UNIT REFUND LIFE ANNUITY

Upon the death of the Annuitant, the designated Beneficiary under this option will receive under a Separate Account a lump sum death benefit of the then dollar value of a number of Annuity Units computed using the following formula:

                         A              A
Annuity Units Payable =  - - (CxD), if  - is greater than CxD
                         B              B

Where:

A = The Net Accumulated Value applied on the Annuity Commencement
    Date to purchase the Variable Annuity.
    Assume..................................................... =     $20,000.00

B = The Annuity Unit Value at the Annuity Commencement Date.
    Assume..................................................... =    $1.08353012

C = The number of Annuity Units represented by each payment made.
    Assume..................................................... =   116.61488844

D = The total number of monthly Variable Annuity Payments made prior to the Annuitant's death.
    Assume..................................................... =             30

Then the number of Annuity Units Payable:

                $20,000.00   -  (116.61488844 x 30)
               ------------
               $1.08353012

            =  18,458.18554633  -  3,498.44665320

            =  14,959.73889313


If the value of an Annuity Unit on the date of receipt of notification of death was $1.12173107 then the amount of the death benefit under the Separate Account would be:

     14, 959.73889313 x $1.12173107 = $16,780.80

                                  APPENDIX III

                                    EXAMPLE A

                    FORMULA AND ILLUSTRATION FOR DETERMINING
                              ANNUITY UNIT VALUE OF
                               SEPARATE ACCOUNT C

Annuity Unit Value = A x B x C

Where:

A = Annuity Unit Value of the immediately preceding Valuation Period.
    Assume....................................................  =    $1.10071211

B = Net Investment Factor for the Valuation Period for which the Annuity
    Unit is being calculated.
    Assume....................................................  =     1.00083530

C = A factor to neutralize the assumed interest rate of 3 1/2%
    built into the Annuity Tables used.
    Daily factor equals.......................................  =     0.99990575

Then, the Annuity Value is:

    $1.10071211 x 1.00083530 x 0.99990575 = $1.10152771


                                    EXAMPLE B

                    FORMULA AND ILLUSTRATION FOR DETERMINING
              AMOUNT OF FIRST MONTHLY VARIABLE ANNUITY PAYMENT FROM
                               SEPARATE ACCOUNT C

                                           A
First Monthly Variable Annuity Payment =  --- x B
                                         $1,000


Where:

A = The Net Accumulated Value allocated to Separate Account C for the Valuation Date on or immediately preceding the
    seventh day before the Annuity Commencement Date.
    Assume....................................................  =     $20,000.00

B = The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the Annuitant according to the Annuity Tables contained in the Contract.
    Assume....................................................  =          $6.40

                                             $20,000
Then, the first Monthly Variable Payment =   ------- x $6.40 = $128.00
                                              $1,000

                                    EXAMPLE C

                    FORMULA AND ILLUSTRATION FOR DETERMINING
               THE NUMBER OF ANNUITY UNITS FOR SEPARATE ACCOUNT C
              REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT


                              A
Number of Annuity Units =     -
                              B

Where:
A = The dollar amount of the first monthly Variable Annuity Payment.
    Assume....................................................  =        $128.00

B = The Annuity Unit Value for the Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date.
    Assume....................................................  =    $1.09763000

                                     $128.00 = 116.61488844
Then, the number of Annuity Units = ---------
                                     $1.09763000


                                    EXAMPLE D

                    FORMULA AND ILLUSTRATION FOR DETERMINING
              THE AMOUNT OF SECOND AND SUBSEQUENT MONTHLY VARIABLE
                    ANNUITY PAYMENTS FROM SEPARATE ACCOUNT C

Second Monthly Variable Annuity Payment = A x B

Where:

A = The Number of Annuity Units represented by each monthly
    Variable Annuity Payment.
    Assume....................................................  =   116.61488844

B = The Annuity Unit Value for the Valuation Date on or immediately preceding the seventh day before the date on which the second
    (or subsequent) Variable Annuity Payment is due.
    Assume....................................................  =    $1.11834234

Then, the second monthly Variable Annuity
Payment = 116.61488844 x $1.11834234 = $130.42

The above example was based upon the assumption of an increase in the Annuity Unit Value since the initial Variable Annuity Payment due to favorable investment results of the Separate Account and the Fund. If the investment results were less favorable, a decrease in the Annuity Unit Value and in the second monthly Variable Annuity Payment could result. Assume B above was $1.08103230.

Then, the second monthly Variable Annuity
Payment = 116.61488844 x $1.08103230 = $126.06

                                 Financial Statements as of
                                     December 31, 1998

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



The Board of Directors
First Investors Life Insurance Company
New York, New York


      We have audited the accompanying balance sheets of First Investors Life Insurance Company as of December 31, 1998 and 1997, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Investors Life Insurance Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.




                                        TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 17, 1999


                     FIRST INVESTORS LIFE INSURANCE COMPANY
                                  BALANCE SHEET



                                     ASSETS
                                                                       December 31, 1998         December 31, 1997
                                                                       -----------------         -----------------
Investments (note 2):
  Available-for-sale securities.......................................    $131,031,939             $125,380,627
  Held-to-maturity securities.........................................       5,491,598                5,529,687
  Short term investments..............................................       3,982,209                3,083,769
  Policy loans........................................................      24,961,708               21,527,810
                                                                        --------------             ------------

     Total investments................................................     165,467,454              155,521,893

Cash .................................................................         113,094                1,145,215
Premiums and other receivables, net of allowances of
  $30,000 in 1998 and 1997............................................       6,297,635                4,749,099
Accrued investment income.............................................       3,473,067                3,180,924
Deferred policy acquisition costs (note 6)............................      20,873,233               18,446,716
Deferred Federal income taxes (note 7)     ...........................         473,000                1,039,000
Furniture, fixtures and equipment, at cost, less accumulated
  depreciation of $1,110,857 in 1998 and $1,036,604 in 1997...........         102,448                   97,379
Other assets..........................................................          82,822                  120,044
Separate account assets...............................................     821,105,059              642,453,414
                                                                        --------------             ------------

     Total assets.....................................................  $1,017,987,812             $826,753,684
                                                                        ==============             ============


                                      LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES:
Policyholder account balances (note 6)................................    $118,786,854             $115,281,318
Claims and other contract liabilities.................................      13,934,636               12,548,096
Accounts payable and accrued liabilities..............................       3,796,503                4,426,355
Separate account liabilities..........................................     821,105,059              642,453,314
                                                                       ---------------             ------------

     Total liabilities................................................     957,623,052              774,709,083
                                                                       ---------------             ------------

STOCKHOLDER'S EQUITY:
Common Stock, par value $4.75; authorized,
  issued and outstanding 534,350 shares...............................       2,538,163                2,538,163
Additional paid in capital............................................       6,496,180                6,496,180
Accumulated other comprehensive income (note 2).......................       2,193,000                1,608,000
Retained earnings ....................................................      49,137,417               41,402,258
                                                                       ---------------             ------------

     Total stockholder's equity.......................................      60,364,760               52,044,601
                                                                       ---------------             ------------

     Total liabilities and stockholder's equity.......................  $1,017,987,812             $826,753,684
                                                                       ===============             ============

See accompanying notes to financial statements.


                                        FIRST INVESTORS LIFE INSURANCE COMPANY
                                              STATEMENT OF INCOME

                                                             Year Ended          Year Ended         Year Ended
                                                          December 31, 1998   December 31,1997    December 31,1996
                                                          -----------------   ----------------    ----------------
REVENUES
  Policyholder fees...................................        $25,393,372         $24,826,454       $22,955,165
Premiums..............................................          6,091,731           6,279,137         6,725,329
  Investment income (note 2)..........................         10,501,572          10,259,601         9,771,389
  Realized gain (loss) on investments.................            914,891             158,874          (221,025)
  Other income........................................            893,181             702,644           704,678
                                                              -----------        ------------       -----------

     Total income.....................................         43,794,747          42,226,710        39,935,536
                                                              -----------        ------------       -----------
BENEFITS AND EXPENSES
  Benefits and increases in contract liabilities......         13,803,921          14,370,510        12,912,810
  Dividends to policyholders..........................          1,749,579           1,033,663           964,913
  Amortization of deferred acquisition costs (note 6).          1,005,483             663,200         1,454,408
  Commissions and general expenses....................         15,553,605          15,445,888        16,287,498
                                                              -----------        ------------       -----------

     Total benefits and expenses......................         32,112,588          31,513,261        31,619,629
                                                              -----------        ------------       -----------

Income before Federal income tax .....................         11,682,159          10,713,449         8,315,907

Federal income tax (note 7):
  Current.............................................          3,682,000           4,285,000         3,099,000
  Deferred............................................            265,000            (603,000)         (286,000)
                                                              -----------        ------------       -----------

                                                                3,947,000           3,682,000         2,813,000
                                                              -----------        ------------       -----------


Net Income............................................        $ 7,735,159        $  7,031,449       $ 5,502,907
                                                              ===========        ============       ===========

Income per share, based on 534,350 shares outstanding
                                                                   $14.48              $13.16            $10.30
                                                              ===========        ============       ===========

See accompanying notes to financial statements.


                                     FIRST INVESTORS LIFE INSURANCE COMPANY
                                       STATEMENT OF STOCKHOLDER'S EQUITY

                                                           Year Ended           Year Ended         Year Ended
                                                       December 31,1998      December 31,1997   December 31, 1996
                                                       ----------------      ----------------   -----------------
Balance at beginning of year.............................  $52,044,601          $ 44,049,152        $ 39,780,245
                                                          ------------          ------------        ------------
Net income...............................................    7,735,159             7,031,449           5,502,907
Other comprehensive income
  Increase (decrease) in unrealized holding gains on
  available-for-sale securities..........................      585,000               964,000          (1,234,000)
                                                          ------------         -------------        ------------
Comprehensive income.....................................    8,320,159             7,995,449           4,268,907
                                                          ------------         -------------        ------------

Balance at end of year................................... $ 60,364,760          $ 52,044,601        $ 44,049,152
                                                          ============          ============        ============


                                            STATEMENT OF CASH FLOWS

                                                           Year Ended          Year Ended          Year Ended
                                                        December 31, 1998   December 31, 1997   December 31,1996
                                                        -----------------   -----------------   ----------------
Increase (decrease) in cash:
  Cash flows from operating activities:
     Policyholder fees received.......................... $ 25,010,611         $ 24,587,113       $  22,925,131
     Premiums received...................................    5,433,211            6,088,582           6,413,009
     Amounts received on policyholder accounts...........  132,528,386          125,818,334         105,489,481
     Investment income received..........................   10,630,564           10,263,095           9,964,169
     Other receipts......................................       91,864               57,287              55,779
     Benefits and contract liabilities paid.............. (142,124,914)        (138,420,373)       (117,321,389)
     Commissions and general expenses paid...............  (24,138,476)         (20,899,476)        (20,857,687)
                                                          ------------         ------------        -------------

     Net cash provided by operating activities...........    7,431 246            7,494,562           6,668,493
                                                          ------------         ------------        ------------

  Cash flows from investing activities:
     Proceeds from sale of investment securities.........   42,655,632           38,900,851          39,062,702
     Purchase of investment securities...................  (47,605,879)         (44,021,791)        (44,134,604)
     Purchase of furniture, equipment and other assets...      (79,322)             (62,170)            (34,485)
     Net increase in policy loans........................   (3,433,898)          (2,662,162)         (1,848,956)
     Investment in Separate Account .....................          100              593,945                (200)
                                                          ------------         ------------        ------------

     Net cash used for investing activities..............   (8,463,367)          (7,251,327)         (6,955,543)
                                                          ------------         ------------        ------------

     Net increase (decrease) in cash.....................   (1,032,121)             243,235            (287,050)

Cash
  Beginning of year .....................................    1,145,215              901,980           1,189,030
                                                          ------------         -------------       ------------
  End of year ........................................... $    113,094         $  1,145,215        $    901,980
                                                          ============         ============        ============

The Company received a refund of Federal income tax of $79,000 in 1997 and $102,000 in 1996 and paid Federal income tax of $4,400,000 in 1998, $4,358,000 in 1997 and $3,243,000 in 1996.

See accompanying notes to financial statements.


                                     FIRST INVESTORS LIFE INSURANCE COMPANY
                                            STATEMENT OF CASH FLOWS


                                                           Year ended          Year Ended          Year Ended
                                                        December 31, 1998   December 31, 1997   December 31, 1996
                                                        -----------------   -----------------   -----------------
Reconciliation of net income to net cash
provided by operating activities:

         Net income........................................  $ 7,735,159       $ 7,031,449         $ 5,502,907

         Adjustments to reconcile net income to net cash
              provided by operating activities:
            Depreciation and amortization..................       82,342           117,804             130,924
            Amortization of deferred policy acquisition costs  1,005,483           663,200           1,454,408
            Realized investment (gains) losses.............     (914,891)         (158,874)            221,025
            Amortization of premiums and discounts on
              investments..................................      421,135           280,852             262,785
            Deferred Federal income taxes..................      265,000          (603,000)           (286,000)
            Other items not requiring cash - net...........         (660)            9,771               6,794

         (Increase) decrease in:
            Premiums and other receivables, net............   (1,548,536)         (750,889)            336,385
            Accrued investment income......................     (292,143)         (277,358)            (70,005)
            Deferred policy acquisition costs, exclusive
              of amortization..............................   (3,613,000)       (1,866,787)         (1,275,323)
            Other assets...................................       29,133             9,323             (18,574)

         Increase (decrease) in:
            Policyholder account balances..................    3,505,536         1,985,844             (78,699)
            Claims and other contract liabilities..........    1,386,540           357,815             901,173
            Accounts payable and accrued liabilities.......     (629,852)          695,412            (419,307)
                                                             ------------      -----------         -----------

                                                             $ 7,431,246       $ 7,494,562         $ 6,668,493
                                                             ===========       ===========         ===========

See accompanying notes to financial statements.

                     FIRST INVESTORS LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- BASIS OF FINANCIAL STATEMENTS

         The accompanying financial statements have been prepared in conformity with generally accepted accounting principles (GAAP). Such basis of presentation differs from statutory accounting practices permitted or prescribed by insurance regulatory authorities primarily in that:

         (a) policy reserves are computed  according to the Company's  estimates
    of  mortality,   investment  yields,  withdrawals  and  other  benefits  and expenses, rather than on the statutory valuation basis;

         (b) certain  expenditures,  principally for furniture and equipment and
    agents'  debit  balances,   are  recognized  as  assets  rather  than  being
    non-admitted and therefore charged to retained earnings;

         (c) commissions and other costs of acquiring new business are recognized as deferred acquisition costs and are amortized over the premium paying period of policies and contracts, rather than charged to current operations when incurred;

         (d) income tax effects of temporary differences, relating primarily to policy reserves and acquisition costs, are provided;

         (e) the statutory asset valuation and interest maintenance reserves are reported as retained earnings rather than as liabilities;

NOTE 2 -- OTHER SIGNIFICANT ACCOUNTING PRACTICES

         (a) ACCOUNTING ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities, at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates.

         (b) DEPRECIATION. Depreciation is computed on the useful service life of the depreciable asset using the straight line method of depreciation over three to seven years.

         (c) INVESTMENTS. Investments in equity securities that have readily determinable fair values and all investments in debt securities are classified in separate categories and accounted for as follows:

         HELD-TO-MATURITY SECURITIES
             Debt securities in which the Company has the positive intent and ability to hold to maturity are recorded at amortized cost.

         AVAILABLE-FOR-SALE SECURITIES
             Debt securities not classified as held to maturity securities and equity securities are recorded at fair value with unrealized gains and losses excluded from earnings and reported as "accumulated other comprehensive income" in stockholder's equity.

         Short term investments are reported at market value which approximates cost.

         Gains and losses on sales of investments are determined using the specific identification method. Investment income for the years indicated consists of the following:


                                              Year Ended          Year Ended           Year Ended
                                            December 31,1998    December 31, 1997    December 31,1996
                                            ----------------    -----------------    ----------------
Interest on fixed maturities...............  $ 9,276,036         $ 9,029,979          $ 8,559,429
Interest on short term investments.........      226,544             307,656              410,930
Interest on policy loans...................    1,465,497           1,268,834            1,151,681
Dividends on equity securities.............           --                  --               43,756
                                             -----------        ------------          -----------

     Total investment income...............   10,968,077          10,606,469           10,165,796
     Investment expense....................      466,505             346,868              394,407
                                             -----------        ------------          -----------

Net investment income......................  $10,501,572        $ 10,259,601          $ 9,771,389
                                             ===========        ============          ===========



                                     FIRST INVESTORS LIFE INSURANCE COMPANY

                                   NOTES TO FINANCIAL STATEMENTS (Continued)

The amortized cost and estimated  market values of investments at December 31, 1998 and 1997 are as follows:

                                                                     Gross              Gross          Estimated
                                                  Amortized        Unrealized         Unrealized        Market
                                                    Cost             Gains              Losses           Value
                                                  --------------------------------------------------------------
Available-For-Sale Securities
December 31, 1998
  U.S. Treasury Securities and obligations
   of U.S. Government Corporations
   and Agencies...............................  $ 28,353,391     $  1,703,441  $           912      $ 30,055,920
  Debt Securities issued by
   States of the U.S..........................    13,964,587          261,109            8,696        14,217,000
  Corporate Debt Securities...................    77,938,088        2,148,113          378,682        79,707,519
  Other Debt Securities ......................     6,676,873          374,627               --         7,051,500
                                                ------------     ------------     ------------      ------------
                                                $126,932,939     $  4,487,290     $    388,290      $131,031,939
                                                ============     ============     ============      ============


December 31,1997
  U.S. Treasury Securities and obligations
   of U.S. Government Corporations
   and Agencies...............................  $ 39,532,729     $    975,819      $        --      $ 40,508,548
  Debt Securities issued by
   States of the U.S..........................     7,309,135           92,015               --         7,401,150
  Corporate Debt Securities...................    67,900,325        1,739,318           75,913        69,563,730
  Other Debt Securities.......................     7,606,438          300,761               --         7,907,199
                                                ------------     ------------      -----------      ------------
                                                $122,348,627      $ 3,107,913      $    75,913      $125,380,627
                                                ============     ============      ===========      ============

   At December 31, 1998 and 1997, the Company had  "Unrealized  Holding Gains on
Available-For-Sale Securities" of $2,193,000 and $1,608,000, net of applicable deferred income taxes and amortization of deferred acquisition costs. The change in the Unrealized Holding Gains of $585,000, $964,000 and ($1,234,000) for 1998,
1997 and 1996, respectively is reported as other comprehensive income in stockholders' equity.

Held-To-Maturity Securities
December 31,1998
  U.S. Treasury Securities and obligations
   of U.S. Government Corporations
   and Agencies*..............................  $  3,381,598      $   223,647      $        --       $ 3,605,245
  Corporate Debt Securities...................     2,000,000          125,400               --         2,125,400
  Other Debt Securities.......................       110,000               --               --           110,000
                                                ------------      -----------      -----------       -----------
                                                $  5,491,598      $   349,047      $        --       $ 5,840,645
                                                ============      ===========      ===========       ===========

December 31,1997
  U.S. Treasury Securities and obligations
   of U.S. Government Corporations
   and Agencies*..............................  $  3,419,687        $  90,126        $     700       $ 3,509,113
  Corporate Debt Securities...................     2,000,000          109,000               --         2,109,000
  Other Debt Securities.......................       110,000               --               --           110,000
                                              --------------        ---------        ---------       -----------
                                                $  5,529,687        $ 199,126        $    700        $ 5,728,113
                                                ============        =========        =========       ===========

*These securities are on deposit for various state insurance departments and are therefore restricted as to sale.

                     FIRST INVESTORS LIFE INSURANCE COMPANY

      The amortized cost and estimated market value of debt securities at December 31, 1998, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                       Held to Maturity                 Available For Sale
                                              -----------------------------------------------------------------
                                                Amortized        Estimated         Amortized       Estimated
                                                  Cost          Market Value         Cost          Market Value
                                              -----------------------------------------------------------------
Due in one year or less.......................  $   10,000       $   10,000     $  1,255,531      $  1,256,810
Due after one year through five years.........   2,954,022        3,142,745       33,385,925        34,635,479
Due after five years through ten years........     527,576          562,500       55,672,616        57,463,964
Due after ten years...........................   2,000,000        2,125,400       36,618,867        37,675,686
                                                ----------       ----------     ------------      ------------
                                                $5,491,598       $5,840,645     $126,932,939      $131,031,939
                                                ==========       ==========     ============      ============

      Proceeds from sales of investments in fixed maturities were $42,655,632, $38,900,851 and $39,046,422 in 1998, 1997 and 1996, respectively. Gross gains of
$977,442 and gross losses of $62,551 were realized on those sales in 1998. Gross gains of $374,583 and gross losses of $215,709 were realized on those sales in 1997. Gross gains of $185,708 and gross losses of $406,733 were realized on those sales in 1996.

      (d) RECOGNITION OF REVENUE, POLICYHOLDER ACCOUNT BALANCES AND POLICY BENEFITS

           TRADITIONAL ORDINARY LIFE AND HEALTH

                Revenues from the traditional life insurance policies represent premiums that are recognized as earned when due. Health insurance premiums are recognized as revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the lives of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the deferral and amortization of policy acquisition costs.

           UNIVERSAL LIFE AND VARIABLE LIFE

                Revenues from universal life and variable life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges and policy service fees.

                Policyholder account balances on universal life consist of the premiums received plus credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of policyholder account balances. The value of policyholder accounts on variable life are included in separate account liabilities as discussed below.

           ANNUITIES

                Revenues from annuity contracts represent amounts assessed against contractholders. Such assessments are principally sales charges, administrative fees, and in the case of variable annuities, mortality and expense risk charges. The carrying value and fair value of fixed annuities are equal to the policyholder account balances, which represent the net premiums received plus accumulated interest.

      (e) SEPARATE ACCOUNTS. Separate account assets and the related liabilities, both of which are valued at market, represent segregated variable annuity and variable life contracts maintained in accounts with individual investment objectives. All investment income (gains and losses of these accounts) accrues directly to the contractholders and therefore does not affect net income of the Company.

                     FIRST INVESTORS LIFE INSURANCE COMPANY

      (f) COMPREHENSIVE INCOME. For 1998, the Company adopted Statement of Financial Accounting Standards No, 130 ("SFAS 130"), "Reporting Comprehensive Income". SFAS 130 establishes the disclosure requirements for reporting comprehensive income in an entity's financial statements. Total comprehensive income includes net income and unrealized gains and losses on available-for-sale securities. Accumulated other comprehensive income, a component of stockholders' equity, was formerly reported as unrealized gains and losses on available-for-sale securities. There was no impact on previously reported net income from the adoption of SFAS 130.

Note 3 -- FAIR VALUE OF FINANCIAL INSTRUMENTS

      The carrying amounts for cash, short-term investments and policy loans as reported in the accompanying balance sheet approximate their fair values. The fair values for fixed maturity and equity-securities are based upon quoted market prices, where available or are estimated using values from independent pricing services.

      The carrying amounts for the Company's liabilities under investment - type contracts approximate their fair values because interest rates credited to account balances approximate current rates paid on similar investments and are generally not guaranteed beyond one year. Fair values for the Company's insurance contracts other than investment - type contracts are not required to be disclosed. However, the fair values of liabilities for all insurance contracts are taken into consideration in the overall management of interest rate risk, which minimizes exposure to changing interest rates.

NOTE 4 -- RETIREMENT PLANS

      The Company participates in a non-contributory profit sharing plan for the benefit of its employees and those of other wholly-owned subsidiaries of its parent. The Plan provides for retirement benefits based upon earnings. Vesting of benefits is based upon years of service. For the years ended December 31, 1998, 1997 and 1996, the Company charged operations approximately $79,000, $70,000 and $100,000 respectively for its portion of the contribution.

      The Company also has a non-contributory retirement plan for the benefit of its sales agents. The plan provides for retirement benefits based upon commission on first-year premiums and length of service. The plan is unfunded. Vesting of benefits is based upon graduated percentages dependent upon the number of allocations made in accordance with the plan by the Company for each participant. The Company charged to operations pension expenses of approximately $475,000 in 1998, $419,000 in 1997 and $414,000 in 1996. The accrued liability of approximately $3,251,000 in 1998 and $2,913,000 in 1997 was sufficient to cover the value of benefits provided by the plan.

      In addition, the Company participates in a 401(k) savings plan covering all of its eligible employees and those of other wholly-owned subsidiaries of its parent whereby employees may voluntarily contribute a percentage of their compensation with the Company matching a portion of the contributions of certain employees. Contributions to this plan were not material.

NOTE 5 -- COMMITMENTS AND CONTINGENT LIABILITIES

      The Company has agreements with affiliates and non-affiliates as follows:

      (a) The  Company's  maximum  retention  on any one life is  $100,000.  The
Company reinsures a portion of its risk with other insurance companies and reserves are reduced by the amount of reserves for such reinsured risks. The Company is liable for any obligations that any reinsurance company may be unable to meet. The Company had reinsured approximately 10% of its net life insurance in force at December 31, 1998, 1997 and 1996. The Company also had assumed reinsurance amounting to approximately 20%, 20% and 21% of its net life insurance in force at the respective year ends. None of these transactions had any material effect on the Company's operating results.

                     FIRST INVESTORS LIFE INSURANCE COMPANY

      (b) The Company and certain affiliates share office space, data processing facilities and management personnel. Charges for these services are based upon the Company's proportionate share of: space occupied, usage of data processing facilities and time allocated to management. During the years ended December 31, 1998, 1997 and 1996, the Company paid approximately $1,440,000, $1,114,000 and
$1,222,000, respectively, for these services. In addition, the Company reimbursed an affiliate approximately $10,799,000 in 1998, $9,814,000 in 1997,and $9,709,000 in 1996 for commissions relating to the sale of its products.
           The Company maintains a checking account with a financial institution, which is also a wholly-owned subsidiary of its parent. The balance in this account was approximately $387,000 at December 31, 1998 and $332,000 at December 31, 1997.

      (c) The Company is subject to certain claims and lawsuits arising in the ordinary course of business. In the opinion of management, all such claims currently pending will not have a material adverse effect on the financial position of the Company or its results of operations.

NOTE 6 -- ADJUSTMENTS MADE TO STATUTORY ACCOUNTING PRACTICES

   Note 1 describes some of the common differences between statutory practices and generally accepted accounting principles. The effects of these differences for the years ended December 31, 1998, 1997 and 1996 are shown in the following table in which net income and capital shares and surplus reported therein on a statutory basis are adjusted to a GAAP basis.


                                                   NET INCOME                 CAPITAL SHARES AND SURPLUS
                                              YEAR ENDED DECEMBER 31                 AT DECEMBER 31
                                        ----------------------------------  ---------------------------------
                                           1998        1997        1996        1998         1997        1996
                                        ----------  ----------  ----------  ----------   ----------  ----------
Reported on a statutory basis.......... $6,191,762  $5,809,629  $5,002,533  $37,991,708  $32,159,721 $26,580,877
                                        ----------  ----------  ----------  -----------  ----------- -----------

Adjustments:
  Deferred policy acquisition costs (b)  2,607,517     351,239    (179,085)  20,873,233   18,446,716  17,547,129
  Future policy benefits (a)..........  (1,259,673)    133,848     514,086   (4,260,262)  (3,000,589) (2,398,397)
  Deferred income taxes...............    (265,000)    603,000     286,000      473,000    1,039,000     934,000
  Premiums due and deferred (e).......      85,385      84,291      85,461   (1,189,428)  (1,274,816) (1,359,107)
  Cost of colletion and other statutory
    liabilities.......................      (6,185)       (924)    (12,283)      29,874       36,060      36,984
  Non-admitted assets.................          --          --          --      218,959      224,411     298,731
  Asset valuation reserve.............          --          --          --    1,691,873    1,325,986   1,136,664
  Interest maintenance reserve........    (223,136)    (55,019)    (48,542)     436,803       56,112       6,271
  Gross unrealized holding gains on
    available-for-sale securities...            --          --          --    4,099,000    3,032,000   1,266,000
  Net realized capital gains (losses).     914,891     158,874    (221,025)          --           --          --
  Other...............................    (310,402)    (53,489)     75,762           --           --
                                        ----------  ----------  ----------  -----------  ----------- -----------

                                         1,543,397   1,221,820     500,374   22,373,052   19,884,880  17,468,275
                                        ----------  ----------  ----------   ----------   ----------  ----------

In accordance with generally accepted
  accounting principles...............  $7,735,159  $7,031,449  $5,502,907  $60,364,760  $52,044,601 $44,049,152
                                        ==========  ==========  ==========  ===========  =========== ===========

Per share, based on 534,350 shares
  outstanding.........................      $14.48      $13.16      $10.30      $112.97      $97.40       $82.44
                                        ==========  ==========  ==========  ===========  ==========  ===========

                     FIRST INVESTORS LIFE INSURANCE COMPANY

      The following is a description of the significant policies used to adjust the net income and capital shares and surplus from a statutory to a GAAP basis.

      (a) Liabilities for future policy benefits have been computed primarily by the net level premium method with assumptions as to anticipated mortality, withdrawals and investment yields. The composition of the policy liabilities and the more significant assumptions pertinent thereto are presented below:


             DISTRIBUTION OF LIABILITIES*                     BASIS OF ASSUMPTIONS
----------------------------------------------------------------------------------
                                 YEARS
      1998           1997      OF ISSUE           INTEREST                 MORTALITY TABLE                WITHDRAWAL
      ----           ----      --------           --------                 ---------------                ----------
Non-par:
  $1,458,458    $ 1,505,551   1962-1967            4 1/2%         1955-60 Basic Select plus Ultimate      Linton B
   5,021,949      5,310,394   1968-1988            5 1/2%         1955-60 Basic Select plus Ultimate      Linton B
   2,403,257      2,433,724   1984-1988            7 1/2%         85% of 1965-70 Basic Select             Modified
                                                                    plus Ultimate                         Linton B
     116,030        101,775   1989-Present         7 1/2%         1975-80 Basic Select plus Ultimate      Linton B
      63,482        108,985   1989-Present         7 1/2%         1975-80 Basic Select plus Ultimate      Actual
      26,682         28,971   1989-Present         8%             1975-80 Basic Select plus Ultimate      Actual
  33,158,902     32,412,007   1985-Present         6%             Accumulation of Funds                   --
Par:
     216,096        224,913   1966-1967            4 1/2%         1955-60 Basic Select plus Ultimate      Linton A
  13,141,191     13,273,949   1968-1988            5 1/2%         1955-60 Basic Select plus Ultimate      Linton A
     907,950        899,407   1981-1984            7 1/4%         90% of 1965-70 Basic Select
                                                                    plus Ultimate                         Linton B
   4,791,142      4,699,324   1983-1988            9 1/2%         80% of 1965-70 Basic Select
                                                                    plus Ultimate                         Linton B
  17,805,284     15,977,808   1990-Present         8%             66% of 1975-80 Basic Select
                                                                    plus Ultimate                         Linton B
Annuities:
  16,075,327     19,581,382   1976-Present         5 1/2%         Accumulation of Funds                   --
Miscellaneous:
  24,418,452     19,604,218   1962-Present         2 1/2%-3 1/2%  1958-CSO                                None

* The above amounts are before deduction of deferred premiums of $817,348 in 1998 and $881,090 in 1997.

       (b) The costs of acquiring new business, principally commissions and related agency expenses, and certain costs of issuing policies, such as medical examinations and inspection reports, all of which vary with and are primarily related to the production of new business, have been deferred. Costs deferred on universal life and variable life are amortized as a level percentage of the present value of anticipated gross profits resulting from investment yields, mortality and surrender charges. Costs deferred on traditional ordinary life and health are amortized over the premium-paying period of the related policies in proportion to the ratio of the annual premium revenue to the total anticipated premium revenue. Anticipated premium revenue was estimated using the same assumptions that were used for computing liabilities for future policy benefits. Amortization of $1,005,483 in 1998 and $663,200 in 1997, $1,454,408 in 1996 was
charged to operations.

      (c) Participating business represented 8.8% and 9.5% of individual life insurance in force at December 31, 1998 and 1997, respectively.

      The  Board  of  Directors   annually   approves  a  dividend  formula  for
calculation of dividends to be distributed to participating policyholders.

      The portion of earnings of participating policies that can inure to the benefit of shareholders is limited to the larger of 10% of such earnings or $.50 per thousand dollars of participating insurance in force. Earnings in excess of that limit must be excluded from shareholders' equity by a charge against operations. No such charge has been made, since participating business has operated at a loss to date on a statutory basis. It is anticipated, however, that the participating lines will be profitable over the lives of the policies.

      (d) New York State insurance law prohibits the payment of dividends to stockholders from any source other than the statutory unassigned surplus. The amount of said surplus was $28,207,166, $22,374,879 and $16,796,135 at December 31, 1998, 1997 and 1996, respectively.

      (e) Statutory due and deferred premiums are adjusted to conform to the expected premium revenue used in computing future benefits and deferred policy acquisition costs. In this regard, the GAAP due premium is recorded as an asset and the GAAP deferred premium is applied against future policy benefits.

                     FIRST INVESTORS LIFE INSURANCE COMPANY

NOTE 7 -- FEDERAL INCOME TAXES

      The Company joins with its parent company and other affiliated companies in filing a consolidated Federal income tax return. The provision for Federal income taxes is determined on a separate company basis.

      Retained earnings at December 31, 1998 included approximately $146,000 which is defined as "policyholders' surplus" and may be subject to Federal income tax at ordinary corporate rates under certain future conditions, including distributions to stockholders.


      Deferred tax liabilities (assets) are comprised of the following:


                                                                              1998               1997
                                                                           ----------         ----------
Policyholder dividend provision........................................  $   (448,300)      $      (357,200)
Non-qualified agents' pension plan reserve.............................    (1,262,900)           (1,161,300)
Deferred policy acquisition costs......................................     2,956,800             2,215,900
Future policy benefits.................................................    (2,835,100)           (2,575,400)
Bond discount..........................................................        35,900                39,200
Unrealized holding gains  on Available-For-Sale Securities.............     1,130,000               829,000
Other..................................................................       (49,400)              (29,200)
                                                                         ------------        --------------
                                                                         $   (473,000)       $   (1,039,000)
                                                                         ============        ==============

      The currently payable Federal Income tax provision of $3,099,000 for 1996 is net of a $75,000 Federal tax benefit resulting from a capital loss carryback of $221,025.

             REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


The Board of Directors
First Investors Life Insurance Company
New York, New York


      We have audited the statement of assets and liabilities of First Investors Life Variable Annuity Fund C (a separate account of First
Investors Life Insurance Company, registered as a unit investment trust under the Investment Company Act of 1940), as of December 31, 1998, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Investors Life Variable Annuity Fund C as of December 31, 1998, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                          TAIT, WELLER & BAKER



Philadelphia, Pennsylvania
February 17, 1999

                                    FIRST INVESTORS LIFE
                                  VARIABLE ANNUITY FUND C

                            STATEMENT OF ASSETS AND LIABILITIES

                                     DECEMBER 31, 1998


ASSETS
  Investments at net asset value (Note 3):
   First Investors Life Series Fund..........................    $507,217,705
  Cash.......................................................         247,664
                                                                  --------------
      Total Assets...........................................    $507,465,369
                                                                  --------------
LIABILITIES
  Payable to First Investors Life Insurance Company..........         411,365
  Other Liabilities..........................................         247,664
                                                                  --------------
      Total Liabilities......................................         659,029
                                                                  --------------

NET ASSETS...................................................    $506,806,340
                                                                  ==============

Net assets represented by Contracts in accumulation period...    $506,806,340
                                                                  ==============



See notes to financial statements.

                                    FIRST INVESTORS LIFE
                                  VARIABLE ANNUITY FUND C

                                  STATEMENT OF OPERATIONS

                                YEAR ENDED DECEMBER 31, 1998


INVESTMENT INCOME
  Income:
   Dividends................................................. $ 25,692,602
                                                              ------------
      Total income...........................................   25,692,602
                                                              ------------

  Expenses:
   Mortality and expense risks (Note 4)......................    4,598,846
                                                              ------------

      Total expenses.........................................    4,598,846
                                                              ------------

NET INVESTMENT INCOME........................................   21,093,756
                                                              ------------

UNREALIZED APPRECIATION ON INVESTMENTS
  Beginning of year..........................................  102,897,977
  End of year................................................  144,308,799
                                                              ------------

Change in unrealized appreciation on investments.............   41,410,822
                                                              ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......... $ 62,504,578
                                                              ============


See notes to financial statements.

                                    FIRST INVESTORS LIFE
                                  VARIABLE ANNUITY FUND C

                             STATEMENT OF CHANGES IN NET ASSETS

                                  YEARS ENDED DECEMBER 31,

                                                                 1998                 1997
                                                               ---------            --------
Increase (Decrease) in Net Assets
   From Operations
     Net investment income ..........................       $  21,093,756       $  16,590,415
     Change in unrealized appreciation on investments          41,410,822          44,955,045
                                                               ----------          ----------


     Net increase in net assets resulting from operations      62,504,578          61,545,460
                                                               ----------          ----------


   From Unit Transactions
     Net insurance premiums..........................          60,802,399           88,644,435
     Contract payments...............................         (32,228,592)         (25,481,901)

     Increase in net assets derived from unit transactions     28,573,807           63,162,534
                                                               ----------           ----------

        Net increase in net assets...................          91,078,385          124,707,994

Net Assets
   Beginning of year.................................          415,727,955         291,019,961
                                                               -----------         -----------
   End of year.......................................       $  506,806,340      $  415,727,955
                                                               ===========         ===========



See notes to financial statements.

                                    FIRST INVESTORS LIFE
                                  VARIABLE ANNUITY FUND C

                               NOTES TO FINANCIAL STATEMENTS
                                     DECEMBER 31, 1998

NOTE 1 -- ORGANIZATION
    First Investors Life Variable Annuity Fund C (Separate Account C), a unit investment trust registered under the Investment Company Act of 1940 (the 1940 Act), is a segregated investment account established by First Investors Life Insurance Company (FIL). Assets of Separate Account C have been used to purchase shares of First Investors Life Series Fund (the
Fund), an open-end diversified management investment company registered under the 1940 Act.

NOTE 2 -- SIGNIFICANT ACCOUNTING PRACTICES
    INVESTMENTS
      Shares of the Fund held by Separate Account C are valued at net asset value per share. All distributions received from the Fund are reinvested to purchase additional shares of the Fund at net asset value.
    FEDERAL INCOME TAXES

      Separate Account C is not taxed separately because its operations are part of the total operations of FIL, which is taxed as a life insurance company under the Internal Revenue Code. Separate Account C will not be taxed as a regulated investment company under Subchapter M of the Code. Under existing Federal income tax law, no taxes are payable on the investment income or on the capital gains of Separate Account C.
NOTE 3 -- INVESTMENTS
    Investments consist of the following:


                                                       NET ASSET              MARKET
                                          SHARES         VALUE                VALUE           COST

First Investors Life Series Fund
   Cash Management..................     4,815,092       $ 1.00       $      4,815,092  $   4,815,092
   High Yield.......................     2,212,913        11.70             25,892,168     24,237,141
   Growth...........................     3,344,113        35.78            119,645,043     70,812,626
   Discovery........................     2,574,020        26.74             68,828,598     56,684,834
   Blue Chip........................     5,348,810        26.25            140,399,323     89,282,365
   International Securities.........     2,808,502        18.88             53,033,062     40,579,748
   Government.......................       843,616        10.41              8,781,377      8,575,866
   Investment Grade.................     1,433,643        11.97             17,155,843     15,386,528
   Utilities Income.................     2,470,490        15.83             39,113,362     28,474,401
   Target Maturity 2007.............     1,650,291        13.83             22,824,148     18,613,972
   Target Maturity 2010.............       481,631        13.97              6,729,689      5,446,333


                                                                           -----------    -----------
                                                                      $    507,217,705  $ 362,908,906


    The High Yield Series' investments in high yield securities whether rated or unrated may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower yielding, higher rated, fixed income securities.

NOTE 4 -- MORTALITY AND EXPENSE RISKS AND DEDUCTIONS
    In consideration for its assumption of the mortality and expense risks connected with the Variable Annuity Contracts, FIL deducts an amount equal on an annual basis to 1.00% of the daily net asset value of Separate Account C. The deduction for the year ended December 31, 1998 was $4,598,846. An additional administrative charge of $7.50 may be deducted annually by FIL from the Accumulated Value of Deferred Annuity Contracts which have an Accumulated Value of less than $1,500 due to partial surrenders. There was no deduction under this provision during 1998.

                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C
                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                OFFERED BY FIRST INVESTORS LIFE INSURANCE COMPANY
                    SUPPLEMENT DATED NOVEMBER 8, 1999 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1999

The following paragraph replaces the second paragraph in the section "GENERAL DESCRIPTION--Separate Account C" on page 2:

     The assets of Separate Account C are invested at net asset value in shares of the corresponding series (each a "Fund" and collectively "Funds") of Life Series Fund. For example, the Blue Chip Subaccount invests in the Blue Chip Fund, the Government Subaccount invests in the Government Fund, and so on. The Life Series Fund's Prospectus describes the risks attendant to an investment in each Fund of Life Series Fund. The thirteen Funds of Life Series Fund may be referred to as: First Investors Life Blue Chip Fund, First Investors Life Cash Management Fund, First Investors Life Discovery Fund, First Investors Life Focused Equity Fund, First Investors Life Government Fund, First Investors Life Growth Fund, First Investors Life High Yield Fund, First Investors Life International Securities Fund, First Investors Life Investment Grade Fund, First Investors Life Target Maturity 2007 Fund, First Investors Life Target Maturity 2010 Fund, First Investors Life Target Maturity 2015 Fund and First Investors Life Utilities Income Fund.

                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C

                            PART C: OTHER INFORMATION

ITEM 24.    Financial Statement and Exhibits


     (a) Financial Statements: The financial statements for the period ending December 31, 1998 for First Investors Life Insurance Company and First Investors Life Variable Annuity Fund C are included in Part B of this Registration Statement.


            Filed herewith.

     (b)    Exhibits:

            1. Resolution of the Board of Directors of First Investors Life Insurance Company creating Separate Account C./1/

            2.     Not applicable.

            3.     Distribution Contracts:

                   (a) Underwriting Agreement between First Investors Life Insurance Company and First Investors Corporation. /1/

                   (b)  Specimen   Variable  Annuity  Dealer  Agreement  between
                        First Investors Corporation and dealers. /1/

            4.     Specimen Individual Variable Annuity Contract issued by First
                   Investors  Life  Insurance   Company  for   participation  in
                   Separate Account C./1/

            5. Form of application used with Individual Variable Annuity Contracts provided in response to (4) above./1/

            6.     (a)   Declaration of Intention and Charter of First Investors
                         Life Insurance  Company,  together with all Amendments.
                         /1/

                   (b)   By-Laws of First Investors Life Insurance Company./1/

            7.     Not applicable.

            8.     Not applicable.


            9.     Opinion of counsel. /2/

           10.     (a)   Consent  of  Independent  Public   Accountants.  (Filed
                         herewith)


                   (b)   Powers of Attorney./1/

                   (c)   Exemptive Order./1/

           11.     Not applicable.

           12.     Not applicable.

           13.     Performance Calculations.

           14.     Financial Data Schedule. (See Exhibit 27 below.)

           27.     Financial   Data   Schedule.       (Inapplicable,    because,
                   notwithstanding Item 24 (b)(14) of Form N-4, the Commission staff has advised that no such schedule is required.)
_______________

/1/ Previously filed on May 19, 1997 in Post Effective Amendment No. 10 to this Registration Statement.


/2/ Previously filed on April 29, 1998 in Post Effective Amendment No. 11 to this Registration Statement.


ITEM 25.  Directors and Officers of the Depositor

The following are the Directors and Officers of First  Investors  Life Insurance
Company:

                                             Position and Office
Name and Principal                           with First Investors
Business Address                             Life Insurance Company
------------------                           --------------------------
(Unless otherwise noted, an
individual's business address
is 95 Wall Street, New York,
New York 10005.)

Lawrence M. Falcon                           Senior Vice President and
                                             Comptroller

Richard H. Gaebler                           President and Director

Jay G. Baris
Kramer, Levin, Naftalis
& Frankel                                    Director
919 Third Avenue
New York, NY  10022

William H. Drinkwater                        First Vice President
                                             and Chief Actuary

George V. Ganter                             Director

Scott Hodes                                  Director
Ross & Hardies
150 North Michigan Avenue
Chicago, IL 60601

Glenn O. Head                                Chairman and Director

Glenn T. Dallas                              Director
21 Eagle Nest Road
Morristown, NJ 07960

Carol Lerner Brown                           Secretary

Jackson Ream
Nations Bank of Texas                        Director
P.O. Box 225961
Dallas, TX  75265

Nelson Schaenen Jr.                          Director
Weiss, Peck & Greer
One New York Plaza
New York, NY  10004

Robert J. Grosso                             Director
581 Main Street
Woodbridge, NJ 07095

John T. Sullivan                             Director

Kathryn S. Head                              Director
581 Main Street
Woodbridge, NJ  07095

Ada M. Suchow                                Vice President
                                             & Assistant Secretary

William M. Lipkus                            Vice President &
581 Main Street                              Chief Financial Officer
Woodbridge, NJ 07095

Martin A. Smith                              Vice President


ITEM 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

   There are no persons directly or indirectly controlled by or under common control with the Registrant. Registrant is a Separate Account of First Investors Life Insurance Company, the Depositor. Set forth below are all persons controlled by or under common control with First Investors Life Insurance
Company:

   ROUTE 33 REALTY CORPORATION (New Jersey). Ownership: 100% by First Investors Life Insurance Company; Principal Business: Real Estate; Subsidiary of First Investors Life Insurance Company.

   FIRST INVESTORS CONSOLIDATED CORPORATION (FICC) (Delaware).  Ownership: Glenn
   O. Head is the controlling  person of the voting stock;  Principal  Business:
   Holding Company; Parent of First Investors Life Insurance Company.

   ADMINISTRATIVE DATA MANAGEMENT CORP. (New York). Ownership: 100% owned by FICC; Principal Business: Transfer Agent; Affiliate of First Investors Life Insurance Company.

   EXECUTIVE INVESTORS MANAGEMENT COMPANY, INC. (Delaware). Ownership: 100% owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

   FIRST INVESTORS ASSET MANAGEMENT COMPANY, INC. (Delaware). Ownership: 100% owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

   FIRST  INVESTORS  CORPORATION  (NEW  YORK).  Ownership:  100%  owned by FICC;
   Principal  Business:   Broker-Dealer;   Affiliate  of  First  Investors  Life
   Insurance Company.

   FIRST INVESTORS LEVERAGE CORPORATION (New York). Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

   FIRST INVESTORS MANAGEMENT COMPANY, INC. (New York). Ownership: 100% of voting common stock owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

   FIRST INVESTORS REALTY COMPANY, INC. (New Jersey). Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

   FIRST INVESTORS RESOURCES, INC. (Delaware). Ownership: 100% owned by FICC; Principal Business: Commodity Pool Operator; Affiliate of First Investors Life Insurance Company.

   EXECUTIVE INVESTORS CORPORATION.  (Delaware).  Ownership: 100% owned by FICC;
   Principal  Business:   Broker-Dealer;   Affiliate  of  First  Investors  Life
   Insurance Company.

   FIRST FINANCIAL SAVINGS BANK, S.L.A. (FFSB) (New Jersey). Ownership: 100% owned by FICC, except Directors Qualifying Shares; Principal Business:
   Savings and Loan; Affiliate of First Investors Life Insurance Company.

   FIRST INVESTORS CREDIT CORPORATION (New Jersey). Ownership: 100% owned by FFSB; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

   N.A.K. REALTY CORPORATION (New Jersey). Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

   REAL PROPERTY DEVELOPMENT CORPORATION (New Jersey). Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

   FIRST INVESTORS CREDIT FUNDING CORPORATION (New York). Ownership: 100% owned by FICC; Principal Business: Sells commercial paper; Affiliate of First Investors Life Insurance Company.

   SCHOOL FINANCIAL MANAGEMENT SERVICES, INC. (Ohio). Ownership: 100% owned by FICC; Principal Business: Tuition assistance program; Affiliate of First Investors Life Insurance Company.

ITEM 27.   Number of Contractowners


   As of October 29, 1999, the number of owners of variable annuity contracts offered by First Investors Life Variable Annuity Fund C was 16,226.



ITEM 28.   Indemnification

   Article XIV of the By-Laws of First Investors Life Insurance Company provides as follows:

   "To the full extent authorized by law and by the Charter, the Corporation shall and hereby does indemnify any person who shall at any time be made, or threatened to be made, a party in any civil or criminal action or proceeding by reason of the fact that he, his testator or his intestate is or was a director or officer of the Corporation or served another corporation in any capacity at the request of the Corporation, provided, that the notice required by Section 62-a of the Insurance Law of the State of New York, as now in effect or as amended from time to time, be filed with the Superintendent of Insurance."

   Reference is hereby made to the New York Business Corporation Law, Sections 721 through 725.

   The general effect of this Indemnification will be to indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person, or that person's testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily occurred in connection with the defense or settlement of such action, or in connection with an appeal therein if such director or officer acted in good faith, for a purpose reasonably believed by that person to be in, and not opposed to, the best interests of the corporation and not otherwise knowingly unlawful.

     A directors and officers liability policy in the amount of $3,000,000 covering First Investors Life's directors and officers has been issued by the Great American Insurance Companies.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the First Investors Life Variable Annuity Fund C pursuant to the foregoing provisions, or otherwise, the First Investors Life Variable Annuity Fund C has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the First Investors Life Variable Annuity Fund C of expenses incurred or paid by a director, officer or controlling person of the First Investors Life Variable Annuity Fund C in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the First Investors Life Variable Annuity Fund C will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   Principal Underwriters

     (a) First Investors Corporation, Underwriter of the Registrant, is also underwriter for:

           First Investors Cash Management Fund, Inc.
           First Investors Fund For Income, Inc.
           First Investors Series Fund
           First Investors Government Fund, Inc.
           First Investors High Yield Fund, Inc.
           First Investors Global Fund, Inc.
           First Investors Multi-State Insured Tax Free Fund
           First Investors New York Insured Tax Free Fund, Inc.
           First Investors Insured Tax Exempt Fund, Inc.
           First Investors Tax-Exempt Money Market Fund, Inc.
           First Investors U.S. Government Plus Fund
           First Investors Series Fund II, Inc.
           First Investors Life Variable Annuity Fund A

           First Investors Life Variable Annuity Fund D
           First Investors Life Level Premium Variable Life
            Insurance (Separate Account B)

   First Investors Corporation is Sponsor of:

   First Investors Single Payment and Periodic Payment Plans I for Investment in
      First Investors Global Fund, Inc.
   First Investors  Single Payment and Periodic  Payment Plans II for Investment
     in First Investors Global Fund, Inc.
   First Investors  Single Payment and Periodic  Payment Plans for Investment in
     First Investors Fund For Income, Inc.
   First Investors  Single Payment and Periodic  Payment Plans for Investment in
     First Investors Government Fund, Inc.
   First Investors Periodic Payment Plans for Investment in First Investors High
     Yield Fund, Inc.
   First  Investors  Single  Payment and  Periodic   Payment   Plans   for   the
     Accumulation of Shares of First Investors Global Fund, Inc.
   First Investors Single Payment and Periodic Payment Plans  for  Investment in
     First Investors Insured Tax Exempt Fund, Inc.

   (b) The following  persons are the officers and directors of First  Investors
Corporation:

Name and Principal                       Position and Office with
Business  Address                        First  Investors Corporation
------------------                       ----------------------------
(Unless  otherwise  noted, an
individual's business address
is 95 Wall Street, New York,
New York 10005.)

Glenn O. Head                            Chairman of the Board and Director

Lawrence A. Fauci                        Senior Vice President and Director

Kathryn S. Head                          Vice President and Director
581 Main Street
Woodbridge, NJ  07095

Joseph I. Benedek                        Treasurer
581 Main Street
Woodbridge, NJ  07095

Louis Rinaldi                            Senior Vice President
581 Main Street
Woodbridge, NJ  07095

Jeremiah J. Lyons                        Director
56 Weston Avenue
Chatham, NJ 07928

Frederick Miller                         Senior Vice President
581 Main Street
Woodbridge, NJ  07095

Larry R. Lavoie                          Secretary and General Counsel

Marvin M. Hecker                         President

Matthew Smith                            Vice President
581 Main Street
Woodbridge, NJ  07095

Anne Condon                              Vice President
581 Main Street
Woodbridge, NJ  07095

John T. Sullivan                         Director

Jane W. Kruzan                           Director
232 Adair Street
Decatur, GA 30030

Elizabeth Reilly                         Vice President
581 Main Street
Woodbridge, NJ 07095

Robert Flanagan                          Vice President-Sales Administration

William M. Lipkus                        Chief Financial Officer
581 Main Street
Woodbridge, NJ 07095

   (c)     Not Applicable.

ITEM 30.   Location of Accounts and Records

        All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, are located at the offices of First Investors Life Insurance Company, 95 Wall Street, New York, New York 10005.

ITEM 31.   Management Services

        Not applicable.

ITEM 32.   Undertakings

        Registrant hereby makes the following undertakings:

        (a) An undertaking to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

        (b) An undertaking to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

        (c) An undertaking to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

        (d)               Representation Regarding Reasonableness of
                             Aggregate Contract Fees and Charges
                          Pursuant to Section 26(a)(e)(2)(A) of the
                               Investment Company Act of 1940

               First Investors Life represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Investors Life under the Contracts. First Investors Life bases its representations on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for First Investors Life to earn a profit; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                   SIGNATURES
                                   ----------

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Amendment to be signed on its behalf, in the City of New York, and State of New York, on the 28th day of October, 1999.

                              FIRST INVESTORS LIFE VARIABLE
                              ANNUITY FUND C
                              (Registrant)


                              BY:  FIRST INVESTORS LIFE INSURANCE
                                   COMPANY
                                   (Depositor)
                                   (On behalf of the Registrant and
                                   itself)

                              By   /s/ Richard H. Gaebler
                                   -----------------------------
                                   Richard H. Gaebler
                                   President



      As required by the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed by the following officers and directors of the Depositor in the capacities and on the dates indicated:


      SIGNATURE                TITLE                      DATE
      ---------                -----                      ----

/s/ Richard H. Gaebler      President                     October 28, 1999
----------------------      and Director
Richard H. Gaebler


/s/ William M. Lipkus       Vice President and            October 28, 1999
---------------------       Chief Financial
William M. Lipkus           Officer


Glenn O. Head*              Chairman and Director         October 28, 1999
Jay G. Baris*               Director                      October 28, 1999
George V. Ganter*           Director                      October 28, 1999
Robert J. Grosso*           Director                      October 28, 1999
Scott Hodes*                Director                      October 28, 1999
Jackson Ream*               Director                      October 28, 1999
Nelson Schaenen Jr.*        Director                      October 28, 1999
John T. Sullivan*           Director                      October 28, 1999
Kathryn S. Head*            Director                      October 28, 1999
Glenn T. Dallas*            Director                      October 28, 1999





* By: /s/ Richard H. Gaebler
      ----------------------
      Richard H. Gaebler
      Attorney-In-Fact
      Pursuant to Powers of
      Attorney previously filed

                                INDEX TO EXHIBITS



Exhibit
Number                          Description
-------                         -----------

99.10A                       Consent of Independent Public Accountants